As filed with the Securities and Exchange Commission on June 5, 2007
Registration No. 333-141553
U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[X] Pre-Effective Amendment No. _1__
[   ] Post Effective Amendment No. ____
(Check appropriate Box or Boxes)
W&R Target Funds, Inc.*
(Exact Name of Registrant as Specified in Charter)
6300 Lamar Avenue
P.O. Box 29217
Shawnee Mission, Kansas 66201-9217
(Address of Principal Executive Offices)
(913) 236-2000
(Area Code and Telephone Number)
Kristen A. Richards
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
(Name and address of Agent for Service)
Copies to:
Clifford J. Alexander
Kirkpatrick & Lockhart Preston Gates Ellis LLP
1601 K Street, N.W.
Washington, D. C. 20006

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Shares of Common Stock, $0.001 par value

An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

*On behalf of the W&R Target Bond Portfolio.

W&R TARGET FUNDS, INC.
LIMITED-TERM BOND PORTFOLIO
6300 Lamar Avenue
Overland Park, Kansas 66201

Dear Shareholder:

As a shareholder of Limited-Term Bond Portfolio, you are invited to vote on a proposal to merge your Portfolio into W&R Target Funds, Inc. Bond Portfolio. Your Portfolio will hold a special meeting of shareholders on July 19, 2007, at 1:00 p.m., Central Time to consider its proposed acquisition by Bond Portfolio. The specific details and reasons for the proposed acquisition are contained in the enclosed combined Prospectus and Proxy Statement. Please read it carefully.

After careful consideration, W&R Target Funds, Inc.'s Board of Directors, on behalf of Limited-Term Bond Portfolio, unanimously approved the proposal and recommends that shareholders vote "FOR" the proposal.

This special meeting will be held at the offices of Waddell & Reed Investment Management Company, located at 6300 Lamar Avenue, Overland Park, Kansas. While we hope you can attend this meeting, it is very important that you vote your shares at your earliest convenience. Your vote is important, regardless of the number of shares you own. Please complete, sign and date the enclosed proxy card and return it in the enclosed postage-paid return envelope. This will ensure that your vote is counted, even if you cannot attend the special meeting in person.

If you prefer, you may also vote by telephone by calling the toll free number located on the front of your proxy card and following the recorded instructions. You may also vote via the internet by logging on to the web site address located on the front of your proxy card and following the instructions that will appear. It is important that you vote promptly.

Sincerely,

Henry J. Herrmann, President

W&R Target Funds, Inc.

on behalf of Limited-Term Bond Portfolio

June 5, 2007

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD JULY 19, 2007
W&R TARGET FUNDS, INC. LIMITED-TERM BOND PORTFOLIO

NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of Limited-Term Bond Portfolio, a series of W&R Target Funds, Inc., will be held at 1:00 p.m. Central Time on July 19, 2007, at the offices of Waddell & Reed Investment Management Company, 6300 Lamar Avenue, Overland Park, Kansas, 66202 for these purposes:

1.
To approve a Plan of Reorganization and Termination providing for (1) the transfer of all of the assets of Limited-Term Bond Portfolio to, and the assumption of all of the liabilities of Limited-Term Bond Portfolio by, Bond Portfolio, a series of W&R Target Funds, Inc., in exchange for shares of Bond Portfolio and (2) the distribution of such shares to the shareholders of Limited-Term Bond Portfolio in complete liquidation of Limited-Term Bond Portfolio.

2.	To consider and act upon any other matters that properly come before the meeting and any adjourned session of the meeting.

Shareholders of record at the close of business on May 21, 2007, are entitled to notice of and to vote at the meeting and any adjourned session.

By order of the Board of Directors,

Kristen A. Richards, Assistant Secretary

June 5, 2007

Your vote is important, regardless of the number of shares you own. You can vote easily and quickly by phone, by mail, by internet or in person. See the enclosed proxy card for instructions. Please help your Fund avoid the expense of a follow-up mailing by voting today!

Combined Prospectus and Proxy Statement

June 5, 2007

Acquisition of the Assets of
Limited-Term Bond Portfolio, a series of
W&R Target Funds, Inc.
6300 Lamar Avenue, P.O. Box 29217
Shawnee Mission, Kansas 66201-9217

888-WADDELL

By and in Exchange for Shares of and Assumption of Liabilities by
Bond Portfolio, a series of
W&R Target Funds, Inc.
6300 Lamar Avenue, P.O. Box 29217
Shawnee Mission, Kansas 66201-9217

888-WADDELL

TABLE OF CONTENTS

QUESTIONS AND ANSWERS
PROPOSAL -	Acquisition of Limited-Term Bond Portfolio
by Bond Portfolio
The Proposal
Principal Investment Risks
Information About the Acquisition
GENERAL
Voting Information
Appendix A -	Form of Plan of Reorganization and Termination
Appendix B -	Information about the Rights of ShareholderS

This Combined Prospectus and Proxy Statement ("Prospectus/Proxy") contains information you should know before voting on the a Plan of Reorganization and Termination ("Plan") relating to the proposed acquisition of Limited-Term Bond Portfolio (the "Acquired Fund") by Bond Portfolio (the "Acquiring Fund" and, together with the Acquired Fund, the "Funds") (the "Acquisition") at a Special Meeting of Shareholders of the Acquired Fund (the "Meeting"), which will be held at 1:00  p.m. Central Time on July 19, 2007, at the offices of Waddell & Reed Investment Management Company, 6300 Lamar Avenue, Overland Park, Kansas, or any adjournment thereof. Each Fund is a series of W&R Target Funds, Inc., a registered, open-end management investment company (mutual fund). The Acquired Fund's investment objective is to seek to provide a high level of current income consistent with preservation of capital. The Acquiring Fund's investment objective is to seek a reasonable return with emphasis on preservation of capital. You should read this Prospectus/Proxy, which contains important information you should know, and keep it for future reference.

The Proposal in this Prospectus/Proxy relates to the proposed acquisition of the Acquired Fund by the Acquiring Fund. If the Acquisition of the Acquired Fund occurs, you will become a shareholder of the Acquiring Fund. If the Plan is approved by the shareholders of the Acquired Fund and the Acquisition occurs, the Acquired Fund will transfer all of its assets to the Acquiring Fund in exchange for the Acquiring Fund's assumption of all of the Acquired Fund's liabilities and shares of the Acquiring Fund with an aggregate net asset value equal to the aggregate net value of the transferred assets and liabilities. After that exchange, shares of the Acquiring Fund received by the Acquired Fund will be distributed pro rata to the Acquired Fund's shareholders.

The shares of each Fund are currently sold only to variable life insurance separate accounts and variable annuity separate accounts (hereinafter collectively referred to as the "Variable Accounts") as a funding vehicle for certain variable life insurance policies and certain variable annuity contracts (collectively, the "Policies") offered by the Variable Accounts of certain life insurance companies (each, a "Participating Insurance Company").

Owners of the Policies issued by each Participating Insurance Company ("Policyowners") who select a Fund for investment through a Variable Account have a beneficial interest in the Fund, but do not invest directly in or hold shares of the Fund. The Participating Insurance Company that uses the Fund as an investment option is, in most cases, the actual shareholder of the Fund and, as the legal owner of the Fund's shares, has voting power with respect to the shares, but generally will pass through any voting rights to Policyowners. For further information, please refer to the "Voting Rights" section of this Proxy/Prospectus.

Shareholders of the Acquired Fund are being asked to vote on the Proposal in this Prospectus/Proxy. Please review this Proposal carefully.

Please review the enclosed prospectus for W&R Target Funds, Inc. dated May 1, 2007. It is the prospectus of the Acquiring Fund and the Acquired Fund and is incorporated into this Prospectus/Proxy by reference. Please keep the enclosed prospectus and the Proxy/Prospectus for future reference. Both documents contain important information you should know. The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are incorporated into this Prospectus/Proxy by reference:

  The Statement of Additional Information for W&R Target Funds, Inc. dated May 1, 2007.
  Management's Discussion of Fund Performance, the Report of the Independent Registered Public Accounting Firm and the financial statements included in the Annual Report to shareholders of the Acquired Fund dated December 31, 2006.
  The Statement of Additional Information for the Acquiring Fund dated June 1, 2007 relating to this Prospectus/Proxy.

The Acquired Fund has previously sent its Annual Report to its shareholders. For a free copy of this Report or any of the documents listed above, you may call 888-WADDELL, or you may write to the Acquired Fund at the address listed on the cover of this Prospectus/Proxy. You may also obtain many of these documents by accessing www.waddell.com.

Each of the Acquired Fund and Acquiring Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and in accordance therewith files reports, proxy material and other information with the SEC. Text-only versions of each Fund's documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet site at www.sec.gov. You can review and copy information about the Funds by visiting the Public Reference Room, U.S. Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549 and at the SEC's regional offices in Colorado (1801 California Street, Suite 1500, Denver, CO 80202). You can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing the Public Reference Room at the address above. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus/Proxy is truthful or complete. Any representation to the contrary is a criminal offense.

QUESTIONS AND ANSWERS

The following questions and answers provide an overview of key features of the Acquisition and of the information contained in this Prospectus/Proxy. Please review the full Prospectus/Proxy prior to casting your vote.

1. WHAT IS BEING PROPOSED?

Each Fund is a series of W&R Target Funds, Inc. (the "Company"). The Board of Directors of the Company is recommending approval of a transaction in which the Acquiring Fund would acquire the Acquired Fund. This means that the Acquiring Fund would acquire all of the assets, and assume all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund. The Acquiring Fund has a similar investment objective and similar investment strategies and generally similar investment policies as the Acquired Fund, except as set forth in the answer to Question 4 below. Please see the answer to Question  4 below for more information comparing the investment objectives, strategies and policies of the Funds.

If the Plan is approved and the Acquisition is consummated, your shares of the Acquired Fund will be cancelled and you will receive shares of the Acquiring Fund with an aggregate net asset value equal to the aggregate net asset value of your Acquired Fund shares as of the business day before the closing of the Acquisition. The Acquisition is currently scheduled to take place on or around August 6, 2007.

2. WHY IS THE ACQUISITION BEING PROPOSED?

Waddell & Reed Investment Management Company (WRIMCO), the Funds' investment manager, has proposed, and the Board of Directors of the Company recommends, approval of the Plan because it offers shareholders of the Acquired Fund the opportunity to invest in a larger fund (allowing the potential for more efficient operations by spreading relatively fixed costs, such as audit and legal fees, over a larger asset base). In reviewing the Acquisition, the Board of Directors of the Company also considered the following factors, among others:

  The Acquired Fund and the Acquiring Fund have the same investment manager and share similar investment objectives and strategies and generally similar investment policies; and
  The Acquiring Fund will adopt a lower management fee structure at the time of the Acquisition. Although the new management fee structure will be higher than the current management fee structure of the Acquired Fund, based on estimated expense ratios calculated using each Fund's net assets as of December 31, 2006, shareholders of the Acquired Fund are expected to experience the same or lower total annual fund operating expenses after the Acquisition as they did prior to the Acquisition.

Please review "Reasons for the Acquisition" in the "Information about the Acquisition" section under "Proposal" in this Prospectus/Proxy for more information regarding the factors considered by the Company's Board of Directors.

3. HOW DO THE MANAGEMENT FEES AND EXPENSES OF THE FUNDS
COMPARE, AND WHAT ARE THEY ESTIMATED TO BE FOLLOWING THE
ACQUISITION?

The following tables allow you to compare the management fees and expenses of the Acquired Fund and the Acquiring Fund and to analyze the estimated expenses that WRIMCO expects to be applicable to the combined fund in the first year following the Acquisition. As noted above, the Acquiring Fund will adopt a lower management fee structure at the time of Acquisition, which will be higher than the Acquired Fund's current management fee structure. However, the total annual fund operating expenses experienced by Acquired Fund shareholders are expected to be the same or lower following the Acquisition than those of the Acquired Fund prior to the Acquisition.

As part of the Acquisition, shareholders of the Acquired Fund will receive shares of the Acquiring Fund. Annual Fund Operating Expenses are paid by each Fund. They include management fees, 12b-1 fees and administrative costs, including custody services.

As part of their consideration of various aspects of the proposed Acquisition, the Board of Directors of the Corporation considered and approved a revised management fee structure, to become effective for the Acquiring Fund upon completion of the Acquisition. The new fee schedule will be:

A cash fee computed each day on the net assets of the Fund at the annual rates listed below:

Net Assets	Fee
Up to $1 billion	0.475% of net assets
Over $1 billion and up to $1.5 billion	0.450% of net assets
Over $1.5 billion	0.040% of net assets

The Annual Fund Operating Expenses shown in the tables below represent expenses for the Acquired Fund and for the Acquiring Fund for their respective last fiscal years (ended December 31, 2006) and the expenses expected to be incurred by the combined fund on a pro forma basis (after giving effect to the Acquisition) and based on pro forma combined net assets as of December 31, 2006.

The table and the example below do not reflect any fees and expenses imposed under Policies offered by Participating Insurance Companies through which the Funds are offered. See the prospectus for the particular Policy for a description of those fees and expenses.

SHAREHOLDER FEES
(paid directly from your investment)

Acquired Fund

N/A

Acquiring Fund (Before and After Acquisition)

N/A

ANNUAL FUND OPERATING EXPENSES
(deducted directly from Fund assets)

Acquired Fund (as of 12/31/06)

Management Fees[1]	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.86%

Acquiring Fund (as of 12/31/06)

Management Fees[1]	0.53%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.86%

Acquiring Fund (Pro Forma Combined at 12/31/06)

Management Fees	0.48%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.80%

      1The Expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Fund's management fee rate pursuant to a management fee waiver is in effect for the period from October 1, 2006, through September 30, 2016. If this waiver were reflected in the tables above, the Management Fees for the Acquired Fund would have been 0.46% and the Total Annual Portfolio Operating Expenses would have been 0.82%. For the Acquiring Fund, the Management Fees would have been 0.49% and the Total Annual Portfolio Operating Expenses would have been 0.82%. For additional information, please see "Regulatory Matters."

EXPENSE EXAMPLES

The expense examples are intended to help you compare the cost of investing in the Acquired Fund and the Acquiring Fund as well as the cost of investing in the Acquiring Fund on a pro forma combined basis. The expense examples also allow you to compare these costs with the cost of investing in other mutual funds. The expense example assumes that (a) you invest $10,000 in the particular Fund for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Acquired Fund

1 Year	3 Years	5 Years	10 Years
$88	$274	$477	$1,062

Acquiring Fund

1 Year	3 Years	5 Years	10 Years
$88	$274	$477	$1,062

Acquiring Fund (Pro Forma Combined)

1 Year	3 Years	5 Years	10 Years
$82	$255	$444	$990

Regulatory Matters

On July 24, 2006, WRIMCO, Waddell & Reed, Inc. and Waddell & Reed Services Company (collectively, Waddell & Reed) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC's cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review Waddell & Reed's supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the Waddell & Reed Advisors Funds, and that this may have caused some dilution in those Funds. Also, the SEC found that Waddell & Reed failed to make certain disclosures to the Waddell & Reed Advisors Funds' Boards of Directors and shareholders regarding the market timing activity and Waddell & Reed's acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among its conditions requires that Waddell & Reed: reduce the aggregate investment management fees paid by the Waddell & Reed Advisors Funds and by W&R Target Funds, Inc. (the Affected Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions; bear the costs of an independent fee consultant to be retained by the Disinterested Directors to review and consult regarding the Affected Funds' investment management fee arrangements; and make additional investment management fee-related disclosures to Affected Fund shareholders. The NYAG Settlement also effectively requires that the Affected Funds implement certain governance measures designed to maintain the independence of the Affected Funds' Boards of Directors and appoint an independent compliance consultant responsible for monitoring the Affected Funds' and WRIMCO's compliance with applicable laws.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, requires Waddell & Reed to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Affected Funds' Disinterested Directors. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Affected Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Affected Funds due to market timing. Therefore, it is not currently possible to specify which particular Affected Fund shareholders or groups of Affected Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts. However, as noted above, the SEC Order makes certain findings with respect to market timing activities in some of the Waddell & Reed Advisors Funds only. Accordingly, it is not expected that shareholders of W&R Target Funds, Inc. will receive distributions of settlement monies.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order will be available on the SEC's website at http://www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

4. HOW DO THE INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES OF THE ACQUIRED FUND AND ACQUIRING FUND COMPARE?

The Acquired Fund and the Acquiring Fund have similar investment objectives and strategies and generally similar investment policies, except for the differences outlined following the table below.

This table compares the investment objective and principal investment strategies of the Acquired Fund to those of the Acquiring Fund. Some of the investment strategies may appear to be dissimilar. However, the disclosure language for both Funds is intentionally broad to permit the portfolio manager the flexibility to invest in a variety of securities for the benefit of the respective Funds' shareholders. The Acquired Fund and the Acquiring Fund have the same investment manager, WRIMCO, which manages both Funds in a similar manner within these broad strategic guidelines. WRIMCO seeks securities for each Fund that have the potential for current income, while also emphasizing preservation of capital. The Funds' investments are, in fact, substantially similar, and therefore the Acquisition should not have a material effect on either Fund's holdings.

Indeed, based on its review of the Funds' respective investment portfolios, WRIMCO has determined that their respective holdings generally are compatible and, as a result, believes that all or substantially all of the Acquired Fund's assets can be transferred to and held by the Acquiring Fund pursuant to the Acquisition; due to the limited-term maturity of many of the current holdings of the Acquired Fund, the Acquiring Fund will likely hold these securities until their maturity.

ACQUIRED FUND	ACQUIRING FUND
INVESTMENT OBJECTIVE: The Acquired Fund seeks to provide a high level of current income consistent with preservation of capital. The Fund seeks to achieve its objective as follows:	INVESTMENT OBJECTIVE: The Acquiring Fund seeks a reasonable return with emphasis on preservation of capital. The Fund seeks to achieve its objective as follows:
---The Fund seeks to achieve its objective by investing primarily in investment-grade debt securities of U.S. and, to a lesser extent, foreign issuers, including U.S. government securities, corporate debt securities, mortgage-backed securities including collateralized mortgage obligations (CMOs), and other asset-backed securities. All securities must be denominated in U.S. dollars.
---The Fund seeks to achieve its objective by investing primarily in domestic and, to a lesser extent, foreign debt securities usually of investment grade.
---The Fund seeks to maintain a dollar-weighted average maturity of not less than two years and not more than five years. The Fund may invest in companies of any size.
---The Fund has no limitations regarding the maturity, duration or dollar-weighted average of its holdings, and may invest in debt securities with varying maturities. The Fund may invest in securities of companies of any size.

---WRIMCO may look at a number of factors in selecting securities for the Fund's portfolio, beginning with a review of the broad economic and financial trends in the U.S. and world markets. This process aids in the determination of economic fundamentals, which leads to sector allocation. Within a sector, WRIMCO typically considers:
  the security's current coupon
  the maturity of the security
  the relative value of the security based on historical yield information the creditworthiness of the particular issuer (if not backed by the full faith and credit of the U.S. Treasury)
  prepayment risks for mortgage-backed securities and other debt securities with call provisions

---In selecting securities for the Fund's portfolio, WRIMCO utilizes a top-down viewpoint at the outset by looking at broad economic and financial trends and then considers yield and relative safety of a security and, in the case of convertible securities, the possibility of capital growth. WRIMCO may also look at many other factors, including the issuer's past, present and estimated future:
  financial strength
  cash flow
  management
  borrowing requirements
  responsiveness to changes in interest rates and business conditions
As well, WRIMCO may consider the maturity of the obligation and the size or nature of the bond issue.

---Under normal market conditions, the Fund invests at least 80% of its net assets in bonds with limited-term maturities; therefore the Fund seeks to maintain a dollar-weighted average maturity of not less than two years and not more than five years.

---The Fund invests, under normal market conditions, at least 80% of its net assets in bonds, including corporate bonds and U.S. government securities, as well as mortgage-backed and other asset-backed securities.

---The Fund may invest in U.S. dollar-denominated securities of foreign issuers.	---The Fund may invest up to 20% of its total assets in foreign securities
---The Fund may invest a maximum of 5% of its total assets in non-investment grade debt securities.	---The Fund may invest a maximum of 35% of its total assets in non-investment grade debt securities.
---The Fund may also own, to a lesser extent, common stocks and convertible securities, including convertible preferred stocks in certain circumstances. There is no guarantee, however, that the Fund will achieve its objective.
---The Fund may invest, to a limited extent, in junk bonds. There is no guarantee, however, that the Fund will achieve its objective.

The Acquired Fund and the Acquiring Fund utilize the same valuation policies and procedures, as described below:

In the calculation of the net asset value (NAV) per share of each Fund:

  The securities in the Fund that are listed or traded on an exchange are valued primarily using market prices.
  Bonds are generally valued according to prices quoted by an independent pricing service.
  Short-term debt securities are valued at amortized cost, which approximates market value.
  Other investment assets for which market prices are unavailable are valued at their fair value by or at the direction of the Board of Directors, as discussed below.

The NAV per share of each Fund is normally computed daily as of the close of business of the New York Stock Exchange (NYSE), typically 4 p.m. Eastern time, except that an option or futures contract held by a Fund may be priced at the close of the regular session of any other securities or commodities exchange on which that instrument is traded. You will find more information in the SAI about this method.

A Fund may invest in securities listed on foreign exchanges, or otherwise traded in a foreign market, which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of a Fund's shares may be significantly affected on days when the Fund does not price its shares and when you are not able to purchase or redeem the Fund's shares. When a Fund believes a reported market price for a security does not reflect the amount the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value estimate made according to procedures approved by the Board of Directors. A Fund may also use these procedures to value certain types of illiquid securities. In addition, fair value pricing generally will be used by a Fund if the exchange on which a portfolio security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Fund's NAV is calculated.

A Fund may also use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. A Fund, which may invest a portion of their assets in foreign securities, may also be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Fund shares. In that case, such investments or exchange rates may be valued at their fair values as determined according to the procedures approved by the Fund's Board of Directors. Significant events include, but are not limited to, (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant domestic or foreign market fluctuation. The Fund has retained a third-party pricing service (the Service) to assist in valuing foreign securities, if any, held by each Fund. The Service conducts a screening process to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where WRSCO, in accordance with guideless adopted by the Fund's Board of Directors, believes, at the approved degree of certainty, that the price is not reflective of current market price, WRSCO may use the indication of fair value from the Service to determine the fair value of the security. The Service, the methodology or the degree of certainty may change from time to time. The Board of Directors of each Fund regularly reviews, and WRSCO regularly monitors and reports to the Board, the Service's pricing of the Funds' foreign securities, as applicable.

Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event – thus potentially alleviating arbitrage opportunities with respect to Fund shares. Another effect of fair valuation on a Fund is that the Fund's NAV will be subject, in part, to the judgment of the Board of Directors or its designee instead of being determined directly by market prices. When fair value pricing is applied, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, a shareholder purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently. It may also affect all shareholders in that if Fund assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally. There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities.

The investment policies and restrictions of each Fund are generally similar, except as noted below:

  The Acquired Fund may only invest in U.S. dollar-denominated securities of foreign issuers, while the Acquiring Fund may invest up to 20% of its total assets in foreign securities.
  The Acquired Fund normally invests at least 80% of its net assets in bonds of limited maturities, while the Acquiring Fund may invest in debt securities with varying maturities.
  The Acquired Fund seeks to maintain a dollar-weighted average maturity of not less than two years and not more than five years, while the Acquiring Fund has no limitations regarding the maturity, duration or dollar-weighted average of its holdings.
  The Acquired Fund may invest up to 5% of its total assets in non-investment grade debt securities, while the Acquiring Fund may invest up to 35% of its total assets in non-investment grade debt securities.

For more information concerning investment policies and restrictions, see each Funds Statement of Additional Information.

5. WHAT ACQUIRING FUND SHARES WILL ACQUIRED FUND SHAREHOLDERS RECEIVE IF THE ACQUISITION RELATING TO THE ACQUIRED FUND OCCURS?

If the Acquisition occurs, the shares of stock of the Acquiring Fund received in exchange for Acquired Fund shares will have the following characteristics:

The shares of stock of the Acquiring Fund a shareholder receives in exchange for the shareholder's Acquired Fund shares will have an aggregate net asset value equal to the aggregate net asset value of the shareholder's Acquired Fund shares as of the close of business on the business day before the closing of the Acquisition. A shareholder will have voting rights similar to those the shareholder currently has, but as a shareholder of the Acquiring Fund. For a comparison of the rights of shareholders of the Acquired Fund and the Acquiring Fund, please see Appendix B attached.

The shares acquired in the Acquisition may be exchanged for shares of any other fund in the W&R Target Funds, Inc.

The procedures for purchasing and redeeming shares of the Acquiring Fund will be similar after the Acquisition as they are currently for the Acquired Fund. Dividends will be paid on the same schedule after the Acquisition as they are currently. (Each Fund pays and declares dividends annually.)

6. WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF THE ACQUISITION?

The Acquisition is expected to be tax-free for federal income tax purposes. This means that neither the Variable Accounts, the underlying Policyowners, nor either Fund is expected to recognize a gain or loss as a direct result of the Acquisition.

Immediately prior to the Acquisition, the Acquired Fund will declare and pay a distribution to its shareholders of all its undistributed investment company taxable income and net capital gain, if any.

PROPOSAL
ACQUISITION OF LIMITED-TERM BOND PORTFOLIO
BY
BOND PORTFOLIO

THE PROPOSAL

Shareholders of the Acquired Fund are being asked to approve the Plan, between the Company on behalf of the Acquired Fund and the Acquiring Fund, and WRIMCO. A form of the Plan is attached as Appendix A to this Prospectus/Proxy. By approving the Plan, you are also approving the Acquisition of the Acquired Fund by the Acquiring Fund under the Plan.

PRINCIPAL INVESTMENT RISKS

All of the principal risks applicable to the Funds are described in the table below. As previously noted, the Acquiring Fund has an investment objective and investment strategies that are similar to those of the Acquired Fund and investment policies that are generally similar to the Acquired Fund, except for the differences noted in the answer to Question 4 above. Accordingly, an investment in the Acquiring Fund involves risks that are similar to those to which an investment in the Acquired Fund is subject.

PRINCIPAL RISKS	FUNDS SUBJECT TO RISK
Company Risk: An individual security may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

Acquired Fund Acquiring Fund
Credit Risk: An issuer of a debt security (including mortgage-backed securities) or a REIT may not make payments on the security when due, or the other party to a contract may default on its obligation. There is also the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of a Fund. Also, a change in the quality rating of a debt security or a REIT security can affect the security's liquidity and make it more difficult to sell. If a Fund purchases unrated securities and obligations, it will depend on the WRIMCO's analysis of credit risk more heavily than usual.

Acquired Fund Acquiring Fund
Diversification Risk: A Fund is subject to diversification risk if the Fund may invest more than 5% of its total assets in the securities of a single issuer with respect to 25% of its total investment portfolio (a Fund is considered diversified, as defined in the Investment Company Act of 1940, as amended ("1940 Act"), if it does not invest more than 5% of its total assets in the securities of a single issuer with respect to 75% of its total investment portfolio). The Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund with a more diversified investment portfolio.

Acquired Fund Acquiring Fund
Extension Risk - Rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities and real estate debt securities. This would, in effect, convert a short or medium-duration security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline. Duration measures the expected price sensitivity of a fixed income security or portfolio for a given change in interest rates. For example, if interest rates rise by one percent, the value of a security or portfolio having a duration of two years generally will fall by approximately two percent.

Acquired Fund Acquiring Fund
Foreign Securities Risk: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect a Fund's performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the U.S. Foreign investing may also involve brokerage costs and tax considerations that are not usually present in the U.S. markets.
Other factors that can affect the value of a Fund's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It may also be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions may also be delayed due to local restrictions or communication problems, which can cause a Fund to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).
The value of securities issued by companies located in emerging market countries may be subject to greater volatility than foreign securities issued by companies in developed markets. Risks of investing in foreign securities issued by companies in emerging market countries include, among other things, greater social, political and economic instability, lack of liquidity and greater price volatility due to small market size and low trading volume, certain national policies that restrict investment opportunities and the lack of legal structures governing private and foreign investment and private property.

Acquired Fund Acquiring Fund
Income Risk: A Fund may experience a decline in its income due to falling interest rates.	Acquired Fund Acquiring Fund
Interest Rate Risk: The value of a debt security, mortgage-backed security or fixed income obligation (including mortgage REITs) may decline due to changes in market interest rates. Generally, when interest rates rise, the value of such a security or obligation decreases. Conversely, when interest rates decline, the value of a debt security, mortgage-backed security or fixed income obligation (including mortgage REITs) generally increases. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes.
As a rule of thumb, a portfolio of debt, mortgage-related and asset-backed securities experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by a Fund's duration of its portfolio of debt, mortgage-related and asset-backed securities. Duration measures the relative price sensitivity of a security to changes in interest rates. "Effective" duration takes into consideration the likelihood that a security will be called, or prepaid, prior to maturity given current market interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a percentage decrease in principal value equal to its effective duration for each 1% increase in interest rates. For example, if a Fund holds a portfolio of securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%.

Acquired Fund Acquiring Fund
Low-rated Securities Risk -- In general, low-rated debt securities (commonly referred to as "high yield" or "junk" bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken a Fund's returns. In adverse economic or other circumstances, issuers of these lower rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher rated securities and obligations.

Acquiring Fund
Market Risk: All securities may be subject to adverse trends in equity markets. Securities are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole.

Acquired Fund Acquiring Fund
Prepayment Risk -- Debt securities with high relative interest rates may be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates. During periods of falling interest rates, there is the possibility that an issuer will call its securities if they can be refinanced by issuing new securities with a lower interest rate. As well, falling interest rates could cause prepayments of mortgage loans to occur more quickly than expected. This may occur because, as interest rates fall, more property owners refinance the mortgages underlying mortgage-backed securities. As a result, a Fund would have to reinvest the proceeds in other securities with generally lower interest rates, resulting in a decline in the Fund's income.

Acquired Fund Acquiring Fund

As noted above, the principal investment risks of the Acquired Fund and the Acquiring Fund are similar, except that the Acquiring Fund may have a greater exposure to foreign securities and may invest up to 35% in low-rated debt securities. As with any mutual fund, the value of each Fund's shares will change, and you could lose money on your investment.

INFORMATION ABOUT THE ACQUISITION

General

Shareholders who object to the Acquisition of the Acquired Fund by the Acquiring Fund will not be entitled under Maryland law or the Company's Articles of Incorporation to demand payment for, or an appraisal of, their shares. However, a shareholder may redeem Acquired Fund shares at any time prior to the consummation of the Acquisition. The Acquired Fund is currently closed to new shareholders. If the Acquisition is consummated, shareholders will be free to redeem the shares of the Acquiring Fund that they receive in the transaction at their current net asset value.

Acquiring Fund Shares To Be Received

If the Acquisition occurs, the shares of stock of the Acquiring Fund received in exchange for your Acquired Fund shares will have the following characteristics:

The shares of stock of the Acquiring Fund a shareholder receives in exchange for the shareholder's Acquired Fund shares will have an aggregate net asset value equal to the aggregate net asset value of the shareholder's Acquired Fund shares as of the close of business on the business day before the closing of the Acquisition. Shareholders will have voting rights similar to those they currently have, but as shareholders of the Acquiring Fund. For a comparison of the rights of shareholders of the Acquired Fund and the Acquiring Fund, please see Appendix B attached.

The shares acquired in the Acquisition may be exchanged for shares of any other fund in the W&R Target Funds, Inc.

The procedures for purchasing and redeeming shares of the Acquiring Fund will be similar after the Acquisition as they are currently for the Acquired Fund. Dividends will be paid on the same schedule after the Acquisition as they are currently. (Each Fund declares and pays dividends annually.)

Reasons for the Acquisition

Within the scope of its investment management responsibilities, WRIMCO maintains an ongoing process of considering and comparing product offerings of the Company, and recommends to the Board of Directors of the Company proposals for enhancing the product offerings within the Company. WRIMCO has reviewed the fixed income fund offerings of the Company, and determined that it would be in the best interest of the Acquired Fund and its shareholders that the Fund merge its operations with the Acquiring Fund. WRIMCO presented its recommendations and rationale to the Board of Directors of the Company.

At a meeting held on February 28, 2007, the Board of Directors of the Company, including all Directors who are not "interested persons" of the Company, determined that the Acquisition would be in the best interests of the Acquired Fund's shareholders and that the interests of existing shareholders in the Acquired Fund would not be diluted as a result of the Acquisition. As well, the Board of Directors of the Company, including all Directors who are not "interested persons" of the Company, determined that the Acquisition would be in the best interests of the Acquiring Fund's shareholders and that the interests of existing shareholders in the Acquiring Fund would not be diluted as a result of the Acquisition. The Board of Directors has unanimously approved the Acquisition and recommends that you vote in favor of the Acquisition by approving the Plan, a form of which is attached as Appendix A to this Prospectus/Proxy.

In proposing the Acquisition at the meeting held on February 28, 2007, WRIMCO presented to the Company's Board of Directors, the following reasons for the Acquired Fund to enter into the Acquisition:

  The Acquired Fund and the Acquiring Fund have the same investment manager and share a similar investment objective and similar investment strategies.
  Based on estimated expense ratios calculated using each Fund's net assets and numbers of shareholders as of December 31, 2006, shareholders of the Acquired Fund are expected to experience the same or lower total annual fund operating expenses after the Acquisition.
  Shareholders of the Acquired Fund will move into a fund with a better short-term performance record.
  The Acquisition is intended to create a larger fund allowing for economies of scale, which will permit fixed costs to be spread over a larger asset base.

In addition, the Board of Directors considered the relative performance results of each Fund set forth below under "Performance Information." No assurance can be given that the Acquiring Fund will achieve any particular level of performance after the Acquisition.

As well, the Board of Directors considered that shareholders of the Acquired Fund who do not want to become shareholders of the Acquiring Fund could exchange their shares for shares of another fund in the Company, or redeem their shares in the Acquired Fund prior to the Acquisition.

If shareholders do not approve the transaction, the Board of Directors of the Company will consider what alternatives may then be available.

Terms of the Plan of Reorganization and Termination

If the Plan is approved by the shareholders of the Acquired Fund, the Acquisition is expected to occur on or around August 6, 2007. A form of the Plan is attached as Appendix A to this Prospectus/Proxy for your review. The following is a brief summary of the principal terms of the Plan.

The Acquired Fund will transfer all of its assets to the Acquiring Fund in exchange for the Acquiring Fund's assumption of all of the Acquired Fund's liabilities and shares of the Acquiring Fund with an aggregate net asset value equal to the aggregate net value of the transferred assets and liabilities.

The Acquisition will occur on the next business day after the time when the assets of each Fund are valued for purposes of the Acquisition (currently scheduled to be as of 3:00 p.m. Central Time on August 3, 2007, or such other date and time as the parties may determine).

The shares of stock of the Acquiring Fund received by the Acquired Fund will be distributed to the Acquired Fund's shareholders pro rata in accordance with their percentage ownership of such Acquired Fund in full liquidation of the Acquired Fund.

After the Acquisition, the Acquired Fund will be terminated, and its affairs will be wound up in an orderly fashion.

The Acquisition requires approval by the Acquired Fund's shareholders and satisfaction of a number of other conditions; however, the Acquisition may be terminated at any time with the approval of the Board of Directors of the Company.

Federal Income Tax Consequences

The Acquisition is intended to be a tax-free reorganization. As a condition to consummation of the Acquisition, Kirkpatrick & Lockhart Preston Gates Ellis LLP will deliver an opinion ("Tax Opinion") to the Company to the effect that, based on the facts and assumptions stated therein (as well as certain representations of the Company) and the existing federal income tax law, and conditioned on the Acquisition's being completed in accordance with the Plan, for federal income tax purposes:

  The Acquisition will qualify as a "reorganization" (as defined in section 368(a)(1) of the Internal Revenue Code of 1986, as amended ("Code")), and each Fund will be a "party to a reorganization" (within the meaning of section 368(b) of the Code);
  Neither Fund will recognize any gain or loss on the Acquisition;
  The Acquired Fund's shareholders will not recognize any gain or loss on the exchange of their Acquired Fund shares for Acquiring Fund shares;
  The holding period for and tax basis in the Acquiring Fund shares that an Acquired Fund shareholder receives pursuant to the Acquisition will include the holding period for, and will be the same as the aggregate tax basis in, the Acquired Fund shares the shareholder holds immediately before the Acquisition (provided the shareholder holds the shares as capital assets at the time of the closing of the Acquisition); and
  The Acquiring Fund's tax basis in each asset the Acquired Fund transfers to it will be the same as the Acquired Fund's tax basis therein immediately before the Acquisition, and the Acquiring Fund's holding period for each such asset will include the Acquired Fund's holding period therefor (except where the Acquiring Fund's investment activities have the effect of reducing or eliminating an asset's holding period).

Notwithstanding the second and last bullet points above, the Tax Opinion may state that no opinion is expressed as to the effect of the Acquisition on the Funds or the Acquired Fund's shareholders with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

The Tax Opinion is not binding on the Internal Revenue Service or the courts and is not a guarantee that the tax consequences of the Acquisition will be as described above.

Prior to the closing of the Acquisition, the Acquired Fund will distribute to its shareholders all of its investment company taxable income and net realized capital gain (after reduction by any available capital loss carryforwards), if any, that have not previously been distributed to them.

The Acquiring Fund's ability to use pre-Acquisition losses of the Acquired Fund to offset post-Acquisition gains of the combined fund is expected to be limited due to the application of loss limitation rules under federal tax law. The effect of this limitation will depend on the amount of losses in each Fund at the time of the Acquisition, as well as the amount of post-Acquisition gains that are recognized. As a result, under certain circumstances the Acquired Fund's shareholders could receive taxable distributions earlier than they would have if the Acquisition had not occurred. However, the loss carryovers of the Acquiring Fund, which are estimated to be approximately $1,975,245.16, are expected to mitigate any such effect.

Acquired and Acquiring Fund Performance Information

Acquired Fund Performance Information

The bar chart and performance table below provide some indication of the risks of investing in the Acquired Fund by showing changes in the Acquired Fund's performance from year to year and by showing how the Acquired Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Acquired Fund's past performance does not necessarily indicate how it will perform in the future.

The shares of the Acquired Fund are sold only to Separate Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year

1997	6.85%
1998	6.66%
1999	1.74%
2000	8.73%
2001	9.21%
2002	5.43%
2003	3.16%
2004	1.61%
2005	1.68%
2006	3.96%

In the period shown in the chart, the highest quarterly return was 3.53% (the fourth quarter of 1998) and the lowest quarterly return was -1.53% (the second quarter of 2004).

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2006

	1 Year	5 Years	10 Years
	--------	---------	----------
Shares of Acquired Fund	3.96%	3.16%	4.87%
Citigroup 1-5 Years Treasury/Government
Sponsored/Credit Index[1]	4.30%	3.82%	5.39%
Lipper Variable Annuity
Short-Intermediate Investment Grade
Debt Funds Universe Average[2]	4.29%	3.24%	4.78%

1Reflects no deduction for fees, expenses or taxes.
2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Acquired Fund.

Acquiring Fund Performance Information

The bar chart and performance table below provide some indication of the risks of investing in the Acquiring Fund by showing changes in the Acquiring Fund's performance from year to year and by showing how the Acquiring Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Acquiring Fund's past performance does not necessarily indicate how it will perform in the future.

The shares of the Acquiring Fund are sold only to Separate Accounts that fund Policies. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year

1997	9.77%
1998	7.35%
1999	-1.44%
2000	9.83%
2001	7.47%
2002	8.98%
2003	4.18%
2004	3.88%
2005	1.61%
2006	4.24%

In the period shown in the chart, the highest quarterly return was 4.97% (the third quarter of 1997) and the lowest quarterly return was -2.45% (the second quarter of 2004).

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2006

	1 Year	5 Years	10 Years
	--------	---------	----------
Shares of Acquired Fund	4.24%	4.55%	5.53%
Citigroup Broad
Investment Grade Index[1]	4.33%	5.10%	6.26%
Lipper Variable Annuity Corporate Debt
Funds A Rated Universe Average[2]	4.22%	4.86%	5.76%

1Reflects no deduction for fees, expenses or taxes.
2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Acquiring Fund.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Acquired Fund and the Acquiring Fund as of February 28, 2007, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Fund by the Acquiring Fund at net asset value as of that date.

	ACQUIRED FUND	ACQUIRING FUND+	PRO FORMA ADJUSTMENTS		ACQUIRING FUND PRO FORMA COMBINED[1]

Net asset value per share	$5.5434	$5.3529			$5.3529
Shares outstanding	12,328,682	39,972,993	434,025	[2]	52,735,701
Net asset value	$68,342,734	$213,972,099	$(25,300)[3]		$282,288,932

      + The Acquiring Fund will be the accounting survivor for financial statement purposes.
(1) Assumes the Acquisition was consummated on February 28, 2007, and is for information purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by the shareholders of the Acquired Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received on or after that date.
(2)  The adjustment in the shares outstanding is due to the difference in net asset value between the Acquired Fund and the Acquiring Fund.
(3) Adjustments reflect estimated one-time proxy, accounting, legal and other costs of approximately $25,300 to be borne by the Acquired Fund and the Acquiring Fund. See the paragraph entitled "Costs" in the section entitled "Information about Proxies and the Conduct of the Meeting" for further information regarding the allocation of costs.

Fund Information

Additional Information

Please refer to the prospectus, which accompanies this Proxy/Prospectus for additional information about: (1) the portfolio manager of each Fund; (2) the pricing of each Fund's shares; (3) buying and selling each Fund's shares; (4) distributions and taxes; (5) each Fund's market timing policy; and (6) 12b-1 fees for each Fund.

Financial Highlights

For the financial highlights of the Acquired Fund and Acquiring Fund, please refer to the prospectus, which accompanies this Proxy/Prospectus. For more current financial highlights, please refer to the Annual Report of the Funds dated December 31, 2006 which was previously sent to shareholders of each Fund. For a free copy of this Report, you may call 888-WADDELL, or you may write to the Funds at the address listed on the cover of this Prospectus/Proxy. You may also obtain many of these documents by accessing www.waddell.com.

Officers and Directors

Since each of the Acquired Fund and the Acquiring Fund is a series of the Company, the Board of Directors and the executive officers of the Acquired Fund and of the Acquiring Fund are identical. There will be no change in the executive officers or in the makeup of the Boards.

Shares Outstanding and Entitled to Vote of the Acquired Fund

Only the shareholders of record of the Acquired Fund at the close of business on May 21, 2007, will be entitled to vote at the Meeting. On that date, the number of shares outstanding of the Acquired Fund was as follows:

FUND	NUMBER OF SHARES OUTSTANDING AND ENTITLED TO VOTE
ACQUIRED FUND	11,936,108.167

Ownership of Shares

As of April 30, 2007, the Company believes that its Directors and officers, as a group, did not own any shares of each Fund and of the Company as a whole. As of April 30, 2007, the following shareholders of record owned 5% or more of the outstanding shares of the noted Fund:

ACQUIRED FUND	NAME AND ADDRESS OF SHAREHOLDER	NUMBER OF OUTSTANDING SHARES OF FUND OWNED	PERCENTAGE OF FUND OWNED
Nationwide Insurance Company
NWVA-D
c/o IPO Portfolio Accounting
Columbus OH 43218-2029

Nationwide Insurance Company
NWVA-9
c/o IPO Portfolio Accounting
Columbus OH 43218-2029

Nationwide Insurance Company
NWVA-12
c/o IPO Portfolio Accounting
Columbux OH 43218-2029

United Investors Life
Advantage II
	Birmingham Al 35202-0287	2,233,699 6,319,579 1,279,991 1,062,670	18.57% 52.53% 10.64% 8.83%

ACQUIRING FUND	NAME AND ADDRESS OF SHAREHOLDER	NUMBER OF OUTSTANDING SHARES OF FUND OWNED	PERCENTAGE OF FUND OWNED
Nationwide Insurance Company
NWVA-D
c/o IPO Portfolio Accounting
Columbus OH 43218-2029

Nationwide Insurance Company
NWVA-9
c/o IPO Portfolio Accounting
Columbus OH 43218-2029

Nationwide Insurance Company
NWVA-12
c/p IPO Portfolio Accounting
Columbus OH 43218-2029

United Investors Life
Advantage II
Birmingham AL 35202-0287

Minnesota Life WRVA
	Saint Paul MN 55101-2037	5,623,546 16,830,867 2,932,757 8,355,998 3,624,902	14.03% 41.98% 7.32% 20.84% 9.04%

Ownership of Shares upon Consummation of Acquisition

The shareholders of record that owned 5% or more of the outstanding shares of the noted Fund as of April 30, 2007 would own the following percentages of the Acquiring Fund noted below upon consummation of the Acquisition. The percentages presented below assume that the Acquisition of the Acquired Fund is consummated.

ACQUIRED FUND	NAME AND ADDRESS OF SHAREHOLDER	PERCENTAGE OF FUND OWNED UPON CONSUMMATION OF ACQUISITION
Nationwide Insurance Company
NWVA-D
c/o IPO Portfolio Accounting
Columbus OH 43218-2029

Nationwide Insurance Company
NWVA-9
c/o IPO Portfolio Accounting
Columbus OH 43218-2029

Nationwide Insurance Company
NWVA-12
c.o IPO Portfolio Accounting
Columbus OH 43218-2029

United Investor Life
Advantage II
Birmingham AL 35202-0287

Minnesota Lire WRVA
Saint Paul MN 55101-2037
15.12% 44.52% 8.11% 17.95% 8.05%

THE COMPANY'S BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS APPROVAL OF THE PLAN OF REORGANIZATION AND TERMINATION.

Required Vote for the Proposal

Approval of the Plan will require the affirmative vote of the holders of a majority of the outstanding shares of the Acquired Fund entitled to vote at the Meeting. A vote of the shareholders of the Acquiring Fund is not needed to approve the Acquisition.

GENERAL

Voting Information

The Company's Board of Directors is soliciting proxies from the shareholders of the Acquired Fund in connection with the Meeting, which has been called to be held at 1:00 p.m. Central Time on July 19, 2007, at the offices of Waddell & Reed Investment Management Company, 6300 Lamar Avenue, Overland Park, Kansas. The meeting notice, this Prospectus/Proxy and proxy cards are being mailed to shareholders beginning on or about June 5, 2007.

Voting Rights

Shareholders of record on May 21, 2007 (the "record date") are entitled to be present and to vote at the Special Meeting or any adjourned meeting. The number of shares that a particular shareholder may vote is the total of the number shown on that shareholder's proxy card accompanying this Proxy Statement. Shareholders are entitled to one vote for each full share and a proportionate vote for each fractional share held.

The shares of the Acquired Fund are currently sold only to Variable Accounts as a funding vehicle for Policies offered by the Variable Accounts of a Participating Insurance Company. As of the date of this proxy statement, the Participating Insurance Companies are Nationwide Insurance Company, Minnesota Life Insurance Company and United Investors Life Insurance Company. Each of the Variable Accounts has a sub-account ("Sub-Account"), the assets of which are invested in shares of the Fund.

Each Participating Insurance Company is the legal owner of all Acquired Fund shares held by that Participating Insurance Company. In accordance with its view of applicable law, each Participating Insurance Company is soliciting voting instructions from the owners of the Policies issued by it ("Policyowners") with respect to all matters to be acted upon at the Meeting. The Policyowners permitted to give instructions for the Acquired Fund and the number of Acquired Fund shares for which instructions may be given will be determined as of the Record Date for the Meeting. The number of votes which a Policyowner has the right to instruct will be calculated separately for each Variable Account. That number will be determined by applying the Policyowner's percentage interest, if any, in the Sub-Account holding shares of the Acquired Fund to the total number of votes attributable to that Sub-Account. All Acquired Fund shares held by the Variable Accounts of a Participating Insurance Company will be voted in accordance with voting instructions received from its Policyowners. Each Participating Insurance Company will vote Acquired Fund shares attributable to its Policies as to which no timely instructions are received, and any Acquired Fund shares held by that Participating Insurance Company as to which Policyowners have no beneficial interest, in proportion to the voting instructions, including abstentions, which are received with respect to its Policies participating in the Acquired Fund. The effect of such proportional voting is that a small number of shareholders may determine the outcome of the vote.

Information about Proxies and the Conduct of the Meeting

Solicitation of Proxies. Proxies will be solicited primarily by mailing this Prospectus/Proxy and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or email by officers of the Company or by employees or agents of its service contractors.

Voting Process. You can vote in any one of the following ways:

(a)	By mail, by filling out and returning the enclosed proxy card;
(b)	By phone or internet (see enclosed proxy card for instructions); or
(c)	In person at the Meeting.

Shareholders who owned shares on the record date, May 21, 2007, are entitled to vote at the Meeting. If you choose to vote by mail please sign exactly as your name appears on the proxy card. Either owner of a joint account may sign the proxy card, but the signer's name must exactly match the name that appears on the card.

Costs. The Acquiring Fund will bear the transfer agency costs related to the Acquisition upon the closing of the Acquisition. All other costs of the Meeting, including the costs of soliciting proxies, and the costs of the Acquisition will be borne by the Acquiring Fund, the Acquired Fund and WRIMCO in the following percentages: Acquiring Fund and Acquired Fund 50% (divided between the two Funds on the basis of their relative net assets at the time of the shareholder vote) and WRIMCO 50%. In the event that the shareholders of the Acquired Fund do not approve the Plan or the Acquisition does not close for any reason, the costs of the failed Acquisition will be borne by the same entities and pursuant to the same allocation.

At a meeting held on May 23, 2007, the respective Boards of Directors of the Fund Companies considered information presented by WRIMCO regarding the estimated costs of the Meeting. These estimated Meeting costs included (1) the particular types of costs anticipated to be incurred and the estimated costs of each, (2) the estimated total costs and (3) the anticipated dollar amounts of the estimated costs proposed to be allocated to each of the Acquired Fund, the Acquiring Fund and WRIMCO. WRIMCO also advised the Boards of Directors that the estimated costs of the Meeting borne by the Acquiring Fund and the Acquired Fund are anticipated to be offset within the first year after the Acquisition by the lower total annual fund operating expenses of the Acquiring Fund that are expected to result from the Acquisition. However, this anticipated offset is affected by a number of factors, such as the asset size of the Acquiring Fund and the number of its shareholders after the Acquisition, and no assurance can be given that the anticipated offset will occur or, if it does, at what point after the Acquisition.

The Board of Directors of each Fund Company determined that the proposed allocation of the costs of the Meeting was fair and reasonable.

Voting and Tabulation of Proxies. Shares represented by duly executed proxies will be voted as instructed on the proxy. If no instructions are given on a duly executed proxy, the proxy will be voted in favor of the Proposal. A quorum is constituted with respect to the Acquired Fund by presence in person or by proxy of the holders of more than 50% of the outstanding shares of the Acquired Fund entitled to vote at the Meeting. In determining whether a quorum is present, abstentions and "broker non-votes" will be treated as shares that are present and entitled to vote. Since these shares will be counted as present, but not as voting in favor of the Proposal, these shares will have the same effect as if they cast votes against the Proposal. "Broker non-votes" are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

Revocation of Proxies. Any shareholder giving a proxy has the power to revoke it by mail (addressed to the Assistant Secretary at the principal executive office of the Acquired Fund at the address shown at the beginning of this Proxy Statement) or in person at the Meeting, by executing a superseding proxy or by submitting a notice of revocation to the Company. A superseding proxy may also be executed by voting via telephone or internet. The superseding proxy need not be voted using the same method (mail, telephone, internet) as the original proxy vote.

Investment Manager. The address of Waddell & Reed Investment Management Company, the investment manager for both the Acquiring Fund and the Acquired Fund, is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201. WRIMCO is an indirect, wholly owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company. During the fiscal year ended December 31, 2006, the Acquired Fund paid WRIMCO investment management fees at an annual rate of 0.50% as a percentage of the Acquired Fund's net assets. During the fiscal year ended December 31, 2006, the Acquiring Fund paid WRIMCO investment management fees at an annual rate of 0.52% as a percentage of the Acquiring Fund's net assets.

A discussion regarding the basis of the approval by the Board of Directors of each Fund's Investment Management Agreement with WRIMCO for the period October 1, 2006, through September 30, 2007, is available in the Company's Annual Report to Shareholders dated December 31, 2006.

Other Service Providers for the Acquiring Fund and the Acquired Fund. In all cases, the Acquiring Fund and the Acquired Fund have the same service providers. Upon completion of the Acquisition, the Acquiring Fund will continue to engage its existing service providers. In all cases, the types of services provided to the Funds under these service arrangements are substantially similar. Following are the names and addresses of certain service providers for the Acquiring Fund and the Acquired Fund.

	ACQUIRED FUND	ACQUIRING FUND
Accounting Services Agent	Waddell & Reed Services Company 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, Kansas 66201-9217	Waddell & Reed Services Company 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, Kansas 66201-9217
Transfer Agent	Waddell & Reed Services Company 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, Kansas 66201-9217	Waddell & Reed Services Company 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, Kansas 66201-9217
Custodian	UMB Bank, n.a. 928 Grand Boulevard Kansas City, Missouri 64106	UMB Bank, n.a. 928 Grand Boulevard Kansas City, Missouri 64106
Independent Registered Public Accounting Firm	Deloitte & Touche LLP 1100 Walnut St. Kansas City, Missouri 64106-2232	Deloitte & Touche LLP 1100 Walnut St. Kansas City, Missouri 64106-2232

Outstanding Shares and Significant Shareholders. See the section entitled "Fund Information" in this Prospectus/Proxy for a list of the total number of shares outstanding as of May 21, 2007 (record date), for the Acquired Fund entitled to vote at the Meeting. It also identifies any holders of more than 5% or 25% of the outstanding shares of each Fund, and contains information about the executive officers and Directors of the Company and their shareholdings.

Adjournments; Other Business. In the event that a quorum is not present at the Meeting with respect to the Acquired Fund, or if the Acquired Fund has not received enough votes by the time of the Meeting to approve the Proposal, the proxies, or their substitutes, may propose that such Meeting be adjourned one or more times to permit further solicitation. Any adjournment requires the affirmative vote of a majority of the total number of shares of the Acquired Fund that are present in person or by proxy when the adjournment is being voted on. If a quorum is present, the proxies will vote in favor of any such adjournment all shares that they are entitled to vote in favor of the Proposal and the proxies will vote against any such adjournment any shares for which they are directed to vote against the Proposal. The proxies will not vote any shares for which they are directed to abstain from voting on the Proposal.

The Meeting has been called to transact any business that properly comes before it. The only business that management of the Acquired Fund intends to present or knows that others will present is the Proposal. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, their proxies intend to vote the proxies in accordance with their judgment, unless the Assistant Secretary of the Company has previously received written contrary instructions from the shareholder entitled to vote the shares.

Shareholder Proposals at Future Meetings. Neither the Acquired Fund nor the Acquiring Fund holds annual or other regular meetings of shareholders. Shareholder proposals to be presented at any future meeting of shareholders of the Acquired Fund or Acquiring Fund must be received by the Company in writing a reasonable time before the Acquired Fund or Acquiring Fund, as the case may be, solicits proxies for that meeting in order to be considered for inclusion in the proxy materials for that meeting. Shareholder proposals should be sent to the relevant Fund, in care of W&R Target Funds, Inc., Attention: Assistant Secretary, at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

Independent Registered Public Accounting Firm. The audited financial statements and notes thereto of each Fund for the fiscal year ended December 31, 2006, incorporated by reference in the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent registered public accounting firm to each Fund.

APPENDIX A

PLAN OF REORGANIZATION AND TERMINATION

         THIS PLAN OF REORGANIZATION AND TERMINATION ("Plan") is adopted by W&R Target Funds, Inc., a Maryland corporation formed on December 2, 1986 ("Corporation"), on behalf of Limited-Term Bond Portfolio ("Acquired Fund") and Bond Portfolio ("Acquiring Fund"), each a segregated portfolio of assets ("series") thereof (each sometimes referred to herein as a "Fund"). All agreements, actions, obligations, and covenants of each Fund contained herein shall be deemed to be agreements, actions, obligations, and covenants of, and all rights and benefits created hereunder in favor of each Fund shall inure to and be enforceable by, Corporation acting on its behalf.

Corporation (1) is a corporation that is duly organized, validly existing, and in good standing under the laws of the State of Maryland, (2) is duly registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company (and no order has been issued or proceeding instituted to suspend such registration), and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A. Each Fund is a duly established and designated series thereof. Corporation sells voting shares of common stock of the Funds ("shares") to separate accounts of certain insurance companies (collectively, "Insurance Companies") ("Separate Accounts"). The Funds are underlying investment options for the Separate Accounts, which fund certain variable life insurance policies and variable annuity contracts issued by the Insurance Companies. Under applicable law, the assets of all the Separate Accounts (i.e., the Funds shares) are the Insurance Companies property, which are the owners of record of such shares, and are held for the benefit of the holders of such policies and contracts.

         Corporation wishes to effect a reorganization described in section 368(a)(1)(D) of the Internal Revenue Code of 1986, as amended ("Code"), and intends this Plan to be, and adopts it as, a "plan of reorganization" (within the meaning of the regulations under section 368(a) of the Code ("Regulations")). The reorganization will consist of (1) the transfer of Acquired Fund's assets to Acquiring Fund in exchange solely for shares of Acquiring Fund ("Acquiring Fund Shares") and Acquiring Fund's assumption of Acquired Fund's liabilities, (2) the distribution of such shares to Acquired Fund's shareholders in liquidation thereof, and (3) Acquired Fund's termination, all on the terms and conditions set forth herein (collectively, the "Reorganization").

         Corporation's Board of Directors ("Board"), including all the members thereof who are not "interested persons" (as such term is defined in the 1940 Act) thereof, (1) has duly adopted and approved this Plan and the transactions contemplated hereby and has duly authorized performance thereof on each Fund's behalf by all necessary Board action and (2)  has determined that participation in the Reorganization is in the best interests of each Fund and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

         Each Fund has a single issued and outstanding class of shares. The Funds' shares are substantially similar to each other.

1.         PLAN OF REORGANIZATION AND TERMINATION

1.1         Subject to the requisite approval of Acquired Fund's shareholders and the terms and conditions set forth herein, Acquired Fund shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to Acquiring Fund. In exchange therefor, Acquiring Fund shall --

(a) issue and deliver to Acquired Fund the number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares determined by dividing Acquired Fund's net value (computed as set forth in paragraph 2.1) by the net asset value (computed as set forth in paragraph 2.2) ("NAV") of an Acquiring Fund Share; and

(b) assume all of Acquired Fund's liabilities described in paragraph 1.3 ("Liabilities").

Such transactions shall take place at the Closing (as defined in paragraph 3.1).

         1.2         The Assets shall consist of all assets and property -- including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, and deferred and prepaid expenses (other than unamortized organizational expenses) shown as assets on Acquired Fund's books -- Acquired Fund owns at the Valuation Time (as defined in paragraph 2.1).

         1.3         The Liabilities shall consist of all of Acquired Fund's liabilities, debts, obligations, and duties of whatever kind or nature existing at the Valuation Time, whether absolute, accrued, contingent, or otherwise, whether known or unknown, whether or not arising in the ordinary course of business, whether or not determinable at the Valuation Time, and whether or not specifically referred to in this Plan, except for Reorganization Expenses (as defined in paragraph 4.3(k)) borne by Acquired Fund pursuant to paragraph 5. Notwithstanding the foregoing, Acquired Fund agrees to use its best efforts to discharge all its known Liabilities before the Effective Time (as defined in paragraph 3.1).

         1.4         At or immediately before the Valuation Time, Acquired Fund shall declare and pay to its shareholders one or more dividends and/or other distributions in an amount large enough so that it will have distributed substantially all (and in any event not less than 98%) of its (a) "investment company taxable income" (within the meaning of section 852(b)(2) of the Code), computed without regard to any deduction for dividends paid, and (b) "net capital gain" (as defined in section 1222(11) of the Code), after reduction by any capital loss carryforward, for the current taxable year through the Effective Time.

         1.5         At the Effective Time (or as soon thereafter as is reasonably practicable), Acquired Fund shall distribute the Acquiring Fund Shares it receives pursuant to paragraph 1.1(a) to each Separate Account for which one or more Insurance Companies hold shares of Acquired Fund ("Acquired Fund Shares") of record at the Effective Time (a "Shareholder"), in proportion to the Acquired Fund Shares then so held and in constructive exchange therefor, and will completely liquidate. Such distribution shall be accomplished by Corporation's transfer agent's opening accounts on Acquiring Fund's shareholder records in the Shareholders' names and transferring such Acquiring Fund Shares thereto. Each Shareholder's account shall be credited with the respective pro rata number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due such Shareholder. The aggregate NAV of Acquiring Fund Shares to be so credited to each Shareholder's account shall equal the aggregate NAV of the Acquired Fund Shares such Shareholder owned at the Effective Time. All issued and outstanding Acquired Fund Shares, including any represented by certificates, shall simultaneously be canceled on Acquired Fund's shareholder records. Corporation shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

         1.6         As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, but in all events within six months after the Effective Time, Acquired Fund shall be terminated as a series of Corporation and any further actions shall be taken in connection therewith as required by applicable law.

         1.7         Any reporting responsibility of Acquired Fund to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission ("Commission"), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated.

2.          VALUATION

         2.1         For purposes of paragraph 1.1(a), Acquired Fund's net value shall be (a) the value of the Assets computed at the close of regular trading on the New York Stock Exchange ("NYSE") on the Business Day (i.e., a day on which the NYSE is open for regular trading) next preceding the Closing ("Valuation Time"), using the valuation procedures set forth in Corporation's then-current prospectus and statement of additional information and valuation procedures established by the Board, less (b) the amount of the Liabilities at the Valuation Time.

         2.2         For purposes of paragraph 1.1(a), the NAV per Acquiring Fund Share shall be computed at the Valuation Time, using such valuation procedures.

         2.3         All computations pursuant to paragraphs 2.1 and 2.2 shall be made by or under the direction of Waddell & Reed Investment Management Company (both Funds' investment advisor) ("Advisor").

3.         CLOSING AND EFFECTIVE TIME

         3.1         Unless Corporation determines otherwise, (a) the Reorganization, together with related acts necessary to consummate it ("Closing"), shall occur at the offices of Waddell & Reed Financial, Inc., located at 6300 Lamar Avenue, Overland Park, Kansas, on or about August 6, 2007, and (b) all acts taking place at the Closing shall be deemed to take place simultaneously at 9:00 a.m. on the date thereof ("Effective Time"). If at the Valuation Time (i) the NYSE or another primary trading market for portfolio securities of either Fund (each, an "Exchange") is closed to trading or trading thereon is restricted or (ii) trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the Board's judgment, accurate appraisal of the value of either Fund's net assets and/or the NAV of an Acquiring Fund Share is impracticable, the Valuation Time shall be postponed until the first Business Day after the day when such trading has been fully resumed and such reporting has been restored and the Effective Time shall be postponed until the following Business Day..

         3.2         Corporation shall direct its fund accounting and pricing agent to deliver at the Closing a certificate of an authorized officer verifying that the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Acquired Fund to Acquiring Fund, as reflected on Acquiring Fund's books immediately after the Closing, does or will conform to such information on Acquired Fund's books immediately before the Closing.

         3.3         Corporation shall direct its custodian to deliver at the Closing a certificate of an authorized officer stating that (a) the Assets it holds will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Corporation shall direct its transfer agent to deliver at the Closing (a) a list of the Shareholders' names and addresses, and the number of full and fractional (rounded to the third decimal place) outstanding Acquired Fund Shares owned by each Shareholder, at the Effective Time, and (b) a certificate of an authorized officer as to the opening of accounts in the Shareholders' names on Acquiring Fund's shareholder records and a confirmation, or other evidence satisfactory to Corporation, that the Acquiring Fund Shares to be credited to Acquired Fund at the Effective Time have been credited to Acquired Fund's account on such records.

4.         CONDITIONS PRECEDENT

         4.1         Corporation's obligation to implement this Plan on Acquiring Fund's behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

(a) At the Effective Time, Corporation, on Acquired Fund's behalf, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances (except securities that are subject to "securities loans," as referred to in section 851(b)(2) of the Code, or that are restricted to resale by their terms), and on delivery and payment for the Assets, Corporation, on Acquiring Fund's behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended ("1933 Act");

(b) Acquired Fund is not currently engaged in, and Corporation's adoption and performance of this Plan and consummation of the Reorganization will not result in, (1) a material violation of any provision of Maryland law, Corporation's Articles of Incorporation or By-Laws (collectively, "Governing Documents"), or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an "Undertaking") to which Corporation (with respect to Acquired Fund) is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Corporation (with respect to Acquired Fund) is a party or by which it is bound;

(c) All material contracts and other commitments of or applicable to Acquired Fund (other than this Plan and certain investment contracts, including options, futures, and forward contracts) will terminate, or provision for discharge of any liabilities of Acquired Fund thereunder will be made, at or before the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Corporation, on Acquired Fund's behalf, may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

(d) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to Corporation's knowledge, threatened against Corporation (with respect to Acquired Fund) or any of its properties or assets attributable or allocable to Acquired Fund that, if adversely determined, would materially and adversely affect Acquired Fund's financial condition or the conduct of its business; and Corporation knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquired Fund's business or Corporation's ability to consummate the transactions contemplated hereby;

(e) Acquired Fund incurred the Liabilities in the ordinary course of its business; and there are no Liabilities other than those disclosed or provided for in the financial statements referred to in paragraph 4.1(m) and Liabilities incurred by Acquired Fund in the ordinary course of its business subsequent to December 31, 2006, none of which has been materially adverse to the business, assets, or results of Acquired Fund's operations;

(f) Acquired Fund is a "fund" (as defined in section 851(g)(2) of the Code); for each taxable year of its operation (including the taxable year ending at the Effective Time), Acquired Fund has met (or for its current taxable year will meet) the requirements of Subchapter M of Chapter 1 of the Code ("Subchapter M") for qualification as a regulated investment company ("RIC") and has been (or for such year will be) eligible to and has computed (or for such year will compute) its federal income tax under section 852 of the Code; from the time the Board approved the transactions contemplated hereby ("Approval Time") through the Effective Time, Acquired Fund has invested and will invest its assets in a manner that ensures its compliance with the foregoing and paragraph 4.1(g); from the time it commenced operations through the Effective Time, Acquired Fund has conducted and will conduct its "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) in a substantially unchanged manner; from the Approval Time through the Effective Time, Acquired Fund (1) has not disposed of and/or acquired, and will not dispose of and/or acquire, any assets (a) for the purpose of satisfying Acquiring Fund's investment objective or policies or (b) for any other reason except in the ordinary course of its business as a RIC and (2) has not otherwise changed, and will not otherwise change, its historic investment policies; Acquired Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it; and Acquired Fund has not at any time since its inception been liable for, and is not now liable for, any material tax pursuant to sections 852 or 4982 of the Code;

(g) Acquired Fund is in the same line of business as Acquiring Fund is in, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into such line of business as part of the plan of reorganization;

(h) At the Effective Time, at least 33-1/3% of Acquired Fund's portfolio assets will meet Acquiring Fund's investment objectives, strategies, policies, risks, and restrictions, and Acquired Fund did not alter and will not alter its portfolio in connection with the Reorganization to meet such 33-1/3% threshold;

(i) To the best of Corporation's management's knowledge, as of the record date for Acquired Fund's shareholders entitled to vote on approval of this Plan, there was no plan or intention by its shareholders to redeem, sell, exchange, or otherwise dispose of a number of Acquired Fund Shares (or Acquiring Fund Shares to be received in the Reorganization), in connection with the Reorganization, that would reduce their ownership of the Acquired Fund Shares (or the equivalent Acquiring Fund Shares) to a number of shares that was less than 50% of the number of the Acquired Fund Shares as of such date;

(j) Acquired Fund is not under the jurisdiction of a court in a "title 11 or similar case" (as defined in section 368(a)(3)(A) of the Code);
(k) During the five-year period ending at the Effective Time, (a) neither Acquired Fund nor any person "related" (as defined in section 1.368-1(e)(3) of the Regulations) to it will have acquired Acquired Fund Shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than Acquiring Fund Shares or Acquired Fund Shares, except for shares redeemed in the ordinary course of Acquired Fund's business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and (b) no distributions will have been made with respect to Acquired Fund Shares, other than normal, regular dividend distributions made pursuant to Acquired Fund's historic dividend-paying practice and other distributions that qualify for the deduction for dividends paid (within the meaning of section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code;

(l) By the Effective Time, Acquired Fund shall have duly and timely filed all federal, state, local, and foreign tax returns required by law to have been filed by such date (giving effect to properly and timely filed extensions of time to file); Acquired Fund has timely paid all taxes payable pursuant to such filed returns except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect; and Acquired Fund is in compliance in all material respects with applicable Regulations pertaining to the reporting of distributions on and redemptions of its shares and to withholding in respect of distributions to shareholders and is not liable for any material penalties that could be imposed thereunder;

(m) The Statement of Assets and Liabilities (including Schedule of Investments), Statement of Operations, and Statement of Changes in Net Assets (collectively, "Statements") of Acquired Fund at and for the fiscal year (in the case of the last Statement, for the two fiscal years) ended December 31, 2006, have been audited Deloitte & Touche LLP, an independent registered public accounting firm ("Deloitte"), and are in accordance with generally accepted accounting principles ("GAAP"); to Corporation's management's best knowledge and belief, there are no known contingent liabilities of Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP consistently applied at such date that are not disclosed therein; and such Statements present fairly, in all material respects, Acquired Fund's financial condition at such date in accordance with GAAP consistently applied and the results of its operations and changes in its net assets for the period then ended;

(n) Since December 31, 2006, there has not been any material adverse change in Acquired Fund's financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred; for purposes hereof, a decline in NAV per Acquired Fund Share due to declines in market values of securities Acquired Fund holds, the discharge of Acquired Fund's liabilities, or the redemption of Acquired Fund Shares by its shareholders shall not constitute a material adverse change;

(o) All issued and outstanding Acquired Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Corporation and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Acquired Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Acquired Fund's shareholder records, as provided in paragraph 3.3; and Acquired Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquired Fund Shares, nor are there outstanding any securities convertible into any Acquired Fund Shares;

(p) Not more than 25% of the value of Acquired Fund's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers; and

(q) No registration of any Asset under the 1933 Act or any state securities or blue sky laws would be required if it was, as of the Effective Time, the subject of a public distribution by either Fund.

         4.2         Corporation's obligation to implement this Plan on Acquired Fund's behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

(a) No consideration other than Acquiring Fund Shares (and Acquiring Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;
(b) The Acquiring Fund Shares to be issued and delivered to Acquired Fund hereunder will, at the Effective Time, have been duly authorized by Corporation and, when issued and delivered as provided herein (including the receipt of consideration in exchange therefor exceeding their par value), will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable by Corporation;

(c) Acquiring Fund is not currently engaged in, and Corporation's adoption and performance of this Plan and consummation of the Reorganization will not result in, (1) a material violation of any provision of Maryland law, the Governing Documents, or any Undertaking to which Corporation (with respect to Acquiring Fund) is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Corporation (with respect to Acquiring Fund) is a party or by which it is bound;

(d) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to Corporation's knowledge, threatened against Corporation (with respect to Acquiring Fund) or any of its properties or assets attributable or allocable to Acquiring Fund that, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; and Corporation knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Fund's business or Corporation's ability to consummate the transactions contemplated hereby;

(e) Acquiring Fund is a "fund" (as defined in section 851(g)(2) of the Code); for each taxable year of its operation (including the taxable year in which the Effective Time occurs), Acquiring Fund has met (or for its current taxable year will meet) the requirements of Subchapter M for qualification as a RIC and has been (or for such year will be) eligible to and has computed (or for such year will compute) its federal income tax under section 852 of the Code; Acquiring Fund intends to continue to meet all such requirements for the next taxable year; Acquiring Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it; and Acquiring Fund has not at any time since its inception been liable for, and is not now liable for, any material tax pursuant to sections 852 or 4982 of the Code;

(f) Following the Reorganization, Acquiring Fund (a) will continue Acquired Fund's "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) and (b) will use a significant portion of Acquired Fund's "historic business assets" (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, Acquiring Fund (c) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of such business and dispositions necessary to maintain its status as a RIC, and (d) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

(g) Acquiring Fund is in the same line of business as Acquired Fund was in preceding the Reorganization, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into such line of business as part of the plan of reorganization; following the Reorganization, Acquiring Fund will continue, and has no intention to change, such line of business; and at the Effective Time, (1) at least 33-1/3% of Acquired Fund's portfolio assets will meet Acquiring Fund's investment objectives, strategies, policies, risks, and restrictions and (2) Acquiring Fund has no plan or intention to change any of its investment objectives, strategies, policies, risks, or restrictions after the Reorganization;

(h) There is no plan or intention for Acquiring Fund to be dissolved or merged into another corporation or a business or statutory trust or any "fund" thereof (as defined in section 851(g)(2) of the Code) following the Reorganization;

(i) During the five-year period ending at the Effective Time, neither Acquiring Fund nor any person "related" (as defined in section 1.368-1(e)(3) of the Regulations) to it will have acquired Acquired Fund Shares with consideration other than Acquiring Fund Shares;

(j) By the Effective Time, Acquiring Fund shall have duly and timely filed all federal, state, local, and foreign tax returns required by law to have been filed by such date (giving effect to properly and timely filed extensions of time to file); Acquiring Fund has timely paid all taxes payable pursuant to such filed returns except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect; and Acquiring Fund is in compliance in all material respects with applicable Regulations pertaining to the reporting of distributions on and redemptions of its shares and to withholding in respect of distributions to shareholders and is not liable for any material penalties that could be imposed thereunder;

(k) Acquiring Fund's Statements at and for the fiscal year (in the case of its Statement of Changes in Net Assets, for the two fiscal years) ended December 31, 2006, have been audited by Deloitte and are in accordance with GAAP; to Corporation's management's best knowledge and belief, there are no known contingent liabilities of Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP consistently applied at such date that are not disclosed therein; and such Statements present fairly, in all material respects, Acquiring Fund's financial condition at the date thereof in accordance with GAAP consistently applied and the results of its operations and changes in its net assets for the period then ended;

(l) Since December 31, 2006, there has not been any material adverse change in Acquiring Fund's financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred; for purposes hereof, a decline in NAV per Acquiring Fund Share due to declines in market values of securities Acquiring Fund holds, the discharge of Acquiring Fund's liabilities, or the redemption of Acquiring Fund Shares by its shareholders shall not constitute a material adverse change;

(m) Assuming satisfaction of the condition in paragraph 4.1(p), immediately after the Reorganization (1) not more than 25% of the value of Acquiring Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers;

(n) Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any Acquired Fund Shares;

(o) Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as an open-end investment company; nor does Acquiring Fund, or any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it, have any plan or intention to acquire -- during the five-year period beginning at the Effective Time, either directly or through any transaction, agreement, or arrangement with any other person -- with consideration other than Acquiring Fund Shares, any Acquiring Fund Shares issued to the Shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of such business as required by section 22(e) of the 1940 Act;

(p) All issued and outstanding Acquiring Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Corporation and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; and Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor are there outstanding any securities convertible into any Acquiring Fund Shares; and

(q) Acquiring Fund will treat each Shareholder that receives Acquiring Fund Shares in connection with the Reorganization as having made a minimum initial purchase of such shares for the purpose of making additional investments therein, regardless of the value of the shares so received.

         4.3         Corporation's obligation to implement this Plan on each Fund's behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

(a) No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no authorizations, consents, or orders of any court are required, for Corporation's adoption and performance, on either Fund's behalf, of this Plan, except for (1) Corporation's filing with the Commission of a registration statement on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus and proxy statement ("Registration Statement"), and (2) consents, approvals, authorizations, and filings that have been made or received or may be required after the Effective Time;

(b) The fair market value of the Acquiring Fund Shares each Shareholder receives will be approximately equal to the fair market value of its Acquired Fund Shares it actually or constructively surrenders in exchange therefor;

(c) Corporation's management (1) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Acquired Fund Shares before the Reorganization to any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to either Fund or (ii) any portion of the Acquiring Fund Shares they receive in the Reorganization to any person "related" (within such meaning) to Acquiring Fund, (2) does not anticipate dispositions of such Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Acquired Fund as a series of an open-end investment company, (3) expects that the percentage of shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be de minimis, and (4) does not anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;

(d) The Shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice concerning the Reorganization), if any, incurred in connection with the Reorganization;
(e) The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;
(f) There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;
(g) Pursuant to the Reorganization, Acquired Fund will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, Acquired Fund held immediately before the Reorganization; for the purposes of the foregoing, any amounts Acquired Fund uses to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (1) redemptions in the ordinary course of its business required by section 22(e) of the 1940 Act and (2) regular, normal dividend distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax) will be included as assets it held immediately before the Reorganization;

(h) None of the compensation received by any Shareholder that is an employee of or service provider to Acquired Fund will be separate consideration for, or allocable to, any of the Acquired Fund Shares such Shareholder held; none of the Acquiring Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

(i) Immediately after the Reorganization, the Insurance Companies (through the Shareholders) will own shares constituting "control" (as defined in section 304(c) of the Code) of Acquiring Fund;
(j) No expenses incurred by Acquired Fund or on its behalf in connection with the Reorganization will be paid or assumed by Acquiring Fund, Advisor, or any third party unless such expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) ("Reorganization Expenses"), and no cash or property other than Acquiring Fund Shares will be transferred to Acquired Fund or any of its shareholders with the intention that such cash or property be used to pay any expenses (even Reorganization Expenses) thereof;

(k) The aggregate value of the acquisitions, redemptions, and distributions limited by paragraphs 4.1(k), 4.2(i), and 4.2(o) will not exceed 50% of the value (without giving effect to such acquisitions, redemptions, and distributions) of the proprietary interest in Acquired Fund at the Effective Time;

(l) Corporation shall have called a meeting of Acquired Fund's shareholders to consider and act on this Plan and to take all other action necessary to obtain approval of the transactions contemplated hereby;

(m) All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit Corporation to carry out the transactions contemplated hereby; the Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to Corporation's best knowledge, no investigation or proceeding for such purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act or the 1940 Act; the Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act; and all consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) Corporation deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund's assets or properties;

(n) At the Effective Time, no action, suit, or other proceeding shall be pending (or, to Corporation's knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby; and

(o) Corporation shall have received an opinion of Kirkpatrick & Lockhart Preston Gates Ellis LLP ("Counsel") as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, Counsel may assume satisfaction of all the conditions set forth in this paragraph 4, may treat them as representations and warranties Corporation made to Counsel, and may rely as to factual matters, exclusively and without independent verification, on such representations and warranties and, if Counsel requests, on representations and warranties made in a separate letter addressed to Counsel. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Plan, for federal income tax purposes:

(1) Acquiring Fund's acquisition of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities, followed by Acquired Fund's distribution of such shares pro rata to the Shareholders actually or constructively in exchange for their Acquired Fund Shares, in complete liquidation of Acquired Fund, will qualify as a "reorganization" (as defined in section 368(a)(1)(D) of the Code), and each Fund will be "a party to a reorganization" (within the meaning of section 368(b) of the Code);

(2) Acquired Fund will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities or on the subsequent distribution of such shares to the Shareholders in exchange for their Acquired Fund Shares;

(3) Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;
(4) Acquiring Fund's basis in each Asset will be the same as Acquired Fund's basis therein immediately before the Reorganization, and Acquiring Fund's holding period for each Asset will include Acquired Fund's holding period therefor (except where Acquiring Fund's investment activities have the effect of reducing or eliminating an Asset's holding period);

(5) A Shareholder will recognize no gain or loss on the exchange of all its Acquired Fund Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and
(6) A Shareholder's aggregate basis in the Acquiring Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Acquired Fund Shares it actually or constructively surrenders in exchange for such Acquiring Fund Shares, and its holding period for such Acquiring Fund Shares will include, in each instance, its holding period for such Acquired Fund Shares, provided the Shareholder holds them as capital assets at the Effective Time.

Notwithstanding subparagraphs (2) and (4), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

5.         EXPENSES

         All fees payable to governmental authorities for the registration or qualification of the Acquiring Shares distributable hereunder and all transfer agency costs related thereto shall be paid by Acquiring Fund. Subject to satisfaction of the condition contained in paragraph 4.3(k), all other Reorganization Expenses, including fees and expenses related to printing, mailing, solicitation of proxies, and tabulation of votes and accounting, legal, and custodial fees and expenses, shall be borne 50% by each Fund, in proportion to its respective relative net assets determined at the Valuation Time, and 50% by Advisor. Notwithstanding the foregoing, expenses shall be paid by the Fund directly incurring them if and to the extent that the payment thereof by another person would result in such Fund's disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.

6.         TERMINATION

         The Board may terminate this Plan and abandon the transactions contemplated hereby, at any time before the Effective Time, if circumstances develop that, in its opinion, make proceeding with the Reorganization inadvisable for either Fund.

7.         AMENDMENT

         The Board may amend, modify, or supplement this Plan at any time in any manner, notwithstanding Acquired Fund's shareholders' approval thereof; provided that, following such approval no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders' interests.

8.         MISCELLANEOUS

8.1 This Plan shall be governed by and construed in accordance with the internal laws of the State of Maryland, without giving effect to principles of conflict of laws; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

8.2 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the Funds and their respective successors and assigns any rights or remedies under or by reason of this Plan.

8.3 Any term or provision of this Plan that is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

APPENDIX B

INFORMATION ABOUT THE RIGHTS OF SHAREHOLDERS

W&R Target Funds, Inc. (the "Company") is organized as a Maryland corporation. Since the Acquired Fund and Acquiring Fund are each a series of the Company, there are no differences between the rights of shareholders of the Acquired Fund and the rights of shareholders of the Acquiring Fund. The following is a summary of the rights of shareholders of the Acquired Fund and Acquiring Fund.

Shareholder Voting-Generally

Under Maryland law, the Articles of Incorporation of the Company, as amended (the "Company Articles"), and the Bylaws of the Company, as amended (the "Company Bylaws"), shareholder voting power is generally limited to electing Directors, approving investment management or sub-advisory agreements, ratifying the selection of independent public accountants, approving plans of distribution adopted pursuant to Rule 12b-1, approving certain amendments to the Company Articles and authorizing extraordinary corporate action. The Company Articles provide that capital stock of the Company that is issued, outstanding and entitled to vote shall be voted in the aggregate, and not by series, except when otherwise required by law or if the Company's Board of Directors has determined that only one or more particular series are affected by the matter under consideration, in which case only the affected series vote. Maryland law provides that a corporation's charter may require a lesser proportion of votes of shareholders on matters than otherwise required by Maryland law, but not less than a majority. Under the Company Articles and the Company Bylaws, any corporate action to be taken by a shareholder vote is authorized by a majority of votes validly cast on the matter, subject to applicable laws, regulations, or rules or orders of the SEC.

Shareholder Meetings

The Company Bylaws permit a special meeting of the shareholders to be called by for any purpose by a majority of the Board of Directors, the Chairman of the Board or the President or Vice President of the Company. In addition, the Company Bylaws allow the Secretary or Assistant Secretary to call a special meeting at the request of the holders of 10% of the outstanding shares entitled to vote at such meeting if certain conditions are met.

Quorums

The Company Bylaws provide that one-third of the shares entitled to vote constitutes a quorum at shareholder meetings.

Removal of Directors

Pursuant to Maryland law and the Company Bylaws, any Director of the Company may be removed with or without cause at any meeting of shareholders of the Company duly called at which a quorum is present by the affirmative vote of a majority of the votes represented at the meeting.

Indemnification of Directors and Officers

Pursuant to the Company Bylaws, the Company shall indemnify current and former Directors, officers, employees and agents of the Company, to the extent permitted by applicable law, against all expenses (including attorneys' fees), judgments, fines, and amounts paid in settlement incurred in connection with or resulting from any threatened, pending or completed claim, action, suit or proceeding, whether criminal, civil administrative or investigative, in which they may become involved as a party by reason of being or having been a Director, officer, employee or agent of the Company. Under Maryland law, a corporation may indemnify any director against liabilities for acts incurred by reason of service as a director unless it is established that (i) that act or omission was material to the matter giving rise to the proceeding and (a) was committed in bad faith or (b) was the result of active and deliberate dishonesty, (ii) the director actually received an improper personal benefit of (iii) in the case of a criminal proceeding, the director had reasonable cause to believe the act or omission was unlawful. In addition, indemnification may not be made (i) in a proceeding by or in the right of the corporation where the director is found liable to the corporation (a "Corporate Liability") or (ii) in a proceeding charging improper personal benefit where the director is found to be liable because such benefit was improperly received, whether or not involving action in the director's official capacity (a "Personal Liability").

Maryland law also provides that indemnification is not payable by a corporation unless a determination has been made that the director has met the standard of conduct noted in the foregoing paragraph. Such determination may be made by (i) a vote of a majority of a quorum of directors consisting of directors not, at the time, parties to the proceedings, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board (designated by a majority of the board, in which designation directors who are parties may participate) consisting solely of two or more directors not, at the time, parties to such proceedings (ii) special legal counsel selected by the board or a committee as set forth in (i) above, or if the quorum of the full board cannot be obtained and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate, or (iii) the stockholders. Upon the application of a director, a court may order indemnification if it determines that (i) a director is entitled to reimbursement because such director has been successful, on the merits or otherwise, in the defense of a proceeding in which such director has been determined to have met the applicable standards of conduct or (ii) whether or not the director has met the applicable standards of conduct, the director is entitled to indemnification in view of all the relevant circumstances, provided that the indemnification payment shall be limited to the director's expenses in cases involving Corporate Liability or Personal Liability. In addition, no indemnification or advance payment is provided to Directors or officers who engage in willful misfeasance, bad faith, gross negligence or reckless disregard of duty under the Company Bylaws.

Personal Liability

Under Maryland law, shareholders have no personal liability for acts or obligations of the corporation.

Termination

Under Maryland law, a corporation with stock outstanding may be voluntarily dissolved by the affirmative vote of two-thirds of all the votes entitled to be cast on the matter. A corporation, or a series, with no outstanding stock may be terminated upon the vote of the majority of the directors.

Amendments

Maryland law generally provides that the charter of a corporation may be amended by a vote of at least two-thirds of all shareholders of the corporation. Maryland law provides that a majority of the board of directors may, without a shareholder vote, (1) change the name of the corporation, or (2) change the name or par value of any class or series of the corporation's stock and the aggregate par value of the corporation's stock. The Company Bylaws may be amended by a majority vote of shareholders or by a majority of the Board of Directors of the Company.

Rights of Inspection

Under Maryland law, any shareholder of the Company may inspect and copy during usual business hours the Company Articles and Company Bylaws and the minutes, annual reports and voting trust agreement on file at the Company's principal office. Under Maryland law, shareholders owning at least 5% of the Company's shares who have been shareholders of record for at least six months also have the right to inspect the books of account and stock ledger of the Company and request a statement of the Company's affairs.

Distributions

Maryland law provides that a distribution may not be made by a corporation if, after giving effect to it, (i) the corporation would not be able to pay its indebtedness as such indebtedness becomes due in the usual course of business; or (ii) the corporation's total assets would be less than the sum of the total liabilities plus the amount that would be needed if the corporation were to be dissolved at the time of the distribution to satisfy any preferential rights upon dissolution of stockholders whose preferential rights on dissolution are superior to those receiving the distribution.

* * * *

The foregoing is only a summary of certain characteristics of the operations of the Company Articles, Company Bylaws and Maryland law and is not a complete description of those documents or law. Shareholders should refer to the provisions of the Company Articles, Company Bylaws and Maryland law directly for more complete information.

W&R TARGET FUNDS, INC.
6300 Lamar Avenue
P.O. Box 29217
Shawnee Mission, Kansas 66201-9217
(913) 236-2000

FORM N-14

PART B

STATEMENT OF ADDITIONAL INFORMATION

June 1, 2007

This Statement of Additional Information (the "SAI") relates to the proposed Acquisition (the "Acquisition") of the Limited-Term Bond Portfolio, a series of W&R Target Funds, Inc. (the "Acquired Fund") by the Bond Portfolio, also a series of W&R Target Funds, Inc. (the "Acquiring Fund").

This SAI contains information which may be of interest to shareholders but which is not included in the Combined Prospectus and Proxy Statement dated June 1, 2007 (the "Prospectus/Proxy Statement") of the Acquiring Fund which relates to the Acquisition. As described in the Prospectus/Proxy Statement, the Acquisition would involve the transfer of all the assets of the Acquired Fund to, and the assumption of all the liabilities of the Acquired Fund by, the Acquiring Fund in exchange for shares of the Acquiring Fund. The Acquired Fund would distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund.

This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to or calling the Fund at the address or telephone number set forth above.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

Table of Contents

I.	Additional Information about the Acquiring Fund and the Acquired Fund	1
II.	Financial Statements	2

I. Additional Information about the Acquiring Fund and the Acquired Fund.

Further information about the Acquiring Fund is contained in and incorporated herein by reference to the Statement of Additional Information for the Acquiring Fund dated May 1, 2007.

Further information about the Acquired Fund is contained in and incorporated herein by reference to the Statement of Additional Information for the Acquired Fund dated May 1, 2007.

The audited financial statements and related Report of Independent Registered Public Accounting Firm included in the Annual Report for the year ended December 31, 2006, for the Acquired Fund and the audited financial statements and related report of Independent Auditors included in each of the Annual Report for the year ended December 31, 2006 of the Acquiring Fund are incorporated herein by reference. No other parts of the Annual Reports are incorporated herein by reference.

II. Pro Forma Financial Statements.

W&R TARGET BOND PORTFOLIO
W&R TARGET LIMITED-TERM BOND PORTFOLIO
PRO FORMA COMBINED FINANCIAL STATEMENTS
FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2006
(UNAUDITED)

The following unaudited Pro Forma Combined Statement of Assets and Liabilities, including the unaudited Pro Forma Combined Schedule of Investments of W&R Target Bond Portfolio and W&R Target Limited-Term Bond Portfolio as of December 31, 2006 has been derived from the respective Statements of Assets and Liabilities, including the Schedules of Investments, of W&R Target Bond Portfolio and W&R Target Limited-Term Bond Portfolio as of December 31, 2006.

The unaudited Pro Forma Combined Statement of Assets and Liabilities is presented for informational purposes only and does not purport to be indicative of the financial condition that would have resulted if the Reorganization had been consummated on December 31, 2006. The unaudited Pro Forma Financial Statements should be read in conjunction with the respective financial statements and related notes of W&R Target Bond Portfolio and W&R Target Limited-Term Bond Portfolio incorporated by reference in this Statement of Additional Information.

PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
December 31, 2006
						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

	TARGET	TARGET			TARGET	TARGET
	LIMITED-	BOND			LIMITED-	BOND
TARGET	TERM	PORTFOLIO		TARGET	TERM	PORTFOLIO
BOND	PORTFOLIO	PRO FORMA		BOND	BOND	PRO FORMA
PORTFOLIO	FUND	COMBINED		FUND	FUND	COMBINED
			CORPORATE DEBT SECURITIES

			Aircraft
			Raytheon Company
	$2,030	$2,030	6.75%, 8-15-07		$2,044,951	$2,044,951

			Banks
			First Union National Bank of Florida
$4,000		4,000	6.18%, 2-15-36	$4,243,196		4,243,196
			SouthTrust Bank, National Association
1,000		1,000	6.125%, 1-9-28	1,051,664		1,051,664
			Total	5,294,860	0	5,294,860

			Broadcasting
			Comcast Cable Communications, Inc.
1,250		1,250	8.5%, 5-1-27	1,535,291		1,535,291
			Cox Communications, Inc.
	1,500	1,500	4.625%, 1-15-10		1,468,242	1,468,242
			EchoStar DBS Corporation
750		750	6.375%, 10-1-11	745,312		745,312
			TCA Cable TV, Inc.
1,000		1,000	6.53%, 2-1-28	1,009,943		1,009,943
			Westinghouse Electric Corporation
500		500	8.875%, 6-14-14	572,843		572,843
			Total	3,863,389	1,468,242	5,331,631

			Business Equipment and Services
			International Lease Finance Corporation
	1,500	1,500	5.0%, 4-15-10		1,483,462	1,483,462
			Quebecor World Capital Corporation
425		425	4.875%, 11-15-08	411,188		411,188
			USA Waste Services, Inc.
	2,000	2,000	7.125%, 10-1-07		2,018,580	2,018,580
			Total	411,188	3,502,042	3,913,230

			Chemicals -- Petroleum and Inorganic
			Monsanto Company
	1,500	1,500	4.0%, 5-15-08		1,469,526	1,469,526

			Coal
			Peabody Energy Corporation
1,000		1,000	6.875%, 3-15-13	1,025,000		1,025,000

			Communications Equipment
			Cisco Systems, Inc.
	1,000	1,000	5.45063%, 2-20-09		1,000,956	1,000,956
			Harris Corporation
500		500	6.35%, 2-1-28	512,496		512,496
			Total	512,496	1,000,956	1,513,452

			Construction Materials
			Hanson PLC
2,500		2,500	7.875%, 9-27-10	2,689,948		2,689,948

			Finance Companies
			Alternative Loan Trust 2005-J4
1,750		1,750	5.5%, 11-25-35	1,704,179		1,704,179
			Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-2
2,500		2,500	4.873%, 7-10-43	2,445,934		2,445,934
			Barton Springs CDO SPC, Series 2005-1 Segregated Portfolio and Barton Springs CDO Series 2005-1 LLC
1,500		1,500	6.85%, 12-20-10	1,470,000		1,470,000
			CHL Mortgage Pass-Through Trust 2005-28
2,998		2,998	5.25%, 1-25-19	2,970,375		2,970,375
			CHL Pass-Through Trust 2003-20
2,311		2,311	5.5%, 7-25-33	2,296,931		2,296,931
			CHYPS CBO 1997-1 Ltd. (A)
444		444	6.72%, 1-15-10	244,225		244,225
			COMM 2005-C6
6,000		6,000	5.144%, 6-10-44	5,948,709		5,948,709
			First Horizon Alternative Mortgage Securities Trust 2005-FA6
2,265		2,265	5.5%, 9-25-35	2,208,970		2,208,970
			GSR Mortgage Loan Trust 2004-2F
1,345		1,345	7.0%, 1-25-34	1,399,569		1,399,569
			General Motors Acceptance Corporation
2,500		2,500	5.125%, 5-9-08	2,473,272		2,473,272
			J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2004-C1
2,000		2,000	4.719%, 1-15-38	1,928,568		1,928,568
			MASTR Adjustable Rate Mortgages Trust 2005-1
2,976		2,976	5.43551%, 3-25-35	2,946,927		2,946,927
			Merrill Lynch Mortgage Trust 2005-CIP1
2,000		2,000	5.11397%, 7-12-38	1,968,078		1,968,078
			Preferred Term Securities XVI, Ltd. and Preferred Term Securities XVI, Inc. (A)
1,250		1,250	7.96%, 3-23-35	1,262,500		1,262,500
			Preferred Term Securities XVII, Ltd. and Preferred Term Securities XVII, Inc. (A)
1,000		1,000	7.56063%, 6-23-35	1,002,500		1,002,500
			Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC
1,975		1,975	4.9348%, 3-25-34	1,938,336		1,938,336
			Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-5
2,016		2,016	4.59699%, 5-25-34	1,926,465		1,926,465
			Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-6
978		978	4.7%, 6-25-34	936,834		936,834
			Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-12
2,979		2,979	5.07224%, 9-25-34	2,861,702		2,861,702
			Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-18
4,039		4,039	5.19186%, 12-25-34	3,963,073		3,963,073
			Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-A
1,400		1,400	4.85946%, 2-25-34	1,388,629		1,388,629
			Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2005-21
1,236		1,236	5.70414%, 11-25-35	1,199,978		1,199,978
			Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22
1,275		1,275	5.62873%, 12-25-35	1,232,203		1,232,203
			Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1
1,293		1,293	6.10276%, 2-25-36	1,279,698		1,279,698
			Structured Asset Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-40A
934		934	5.0434%, 1-25-34	904,235		904,235
			Structured Asset Securities Corporation Trust 2005-16
3,000		3,000	5.5%, 9-25-35	2,923,615		2,923,615
			Wells Fargo Mortgage Pass-Through Certificates, Series 2003-10
2,500		2,500	4.5%, 9-25-18	2,368,921		2,368,921
			Total	55,194,426	0	55,194,426

			Food and Related
			ConAgra, Inc.
500		500	6.7%, 8-1-27	531,539		531,539

			Forest and Paper Products
			Bowater Canada Finance Corporation
1,000		1,000	7.95%, 11-15-11	980,000		980,000
			Champion International Corporation
1,500		1,500	6.65%, 12-15-37	1,524,762		1,524,762
			International Paper Company
	1,500	1,500	4.25%, 1-15-09		1,467,913	1,467,913
			Westvaco Corporation
364		364	7.5%, 6-15-27	382,539		382,539
			Total	2,887,301	1,467,913	4,355,214

			Homebuilders, Mobile Homes
			D.R. Horton, Inc.
1,364		1,364	8.0%, 2-1-09	1,428,273		1,428,273
			Pulte Homes, Inc.
1,500		1,500	4.875%, 7-15-09	1,477,064		1,477,064
			Total	2,905,337	0	2,905,337

			Hospital Supply and Management
			HCA - The Healthcare Company
1,000		1,000	8.75%, 9-1-10	1,042,500		1,042,500

			Household -- General Products
			Procter & Gamble Company (The)
2,000		2,000	8.0%, 9-1-24	2,543,070		2,543,070

			Household -- Major Appliances
			Controladora Mabe S.A. de C.V. (A)
1,000		1,000	6.5%, 12-15-15	1,006,816		1,006,816

			Mining
			BHP Billiton Finance (USA) Limited
	1,030	1,030	5.0%, 12-15-10		1,022,285	1,022,285

			Petroleum -- Domestic
			Chesapeake Energy Corporation
1,250		1,250	7.5%, 9-15-13	1,301,562		1,301,562

			Petroleum -- International
			Anadarko Petroleum Corporation
	2,385	2,385	5.375%, 3-1-07		2,383,581	2,383,581

			Petroleum -- Services
			Halliburton Company
2,000		2,000	6.75%, 2-1-27	2,145,364		2,145,364
			Pemex Project Funding Master Trust
3,000		3,000	7.375%, 12-15-14	3,303,000		3,303,000
			Total	5,448,364	0	5,448,364

			Railroad
			CSX Corporation
	1,000	1,000	6.25%, 10-15-08		1,014,031	1,014,031
			Norfolk Southern Corporation
	1,850	1,850	7.35%, 5-15-07		1,862,821	1,862,821
			Union Pacific Corporation
	1,000	1,000	6.625%, 2-1-08		1,011,611	1,011,611
			Total	0	3,888,463	3,888,463

			Real Estate Investment Trust
			Diversified REIT Owner Trust 1999-1 (A)
750		750	6.78%, 3-18-11	765,615		765,615

			Timesharing and Software
			Equifax Inc.
	2,000	2,000	4.95%, 11-1-07		1,986,108	1,986,108

			Utilities -- Electric
			Dominion Resources, Inc.
2,500		2,500	5.25%, 8-1-33	2,447,942		2,447,942
			HQI Transelec Chile S.A.
750		750	7.875%, 4-15-11	796,061		796,061
			Kansas City Power & Light Company
	1,276	1,276	6.0%, 3-15-07		1,276,545	1,276,545
			Pepco Holdings, Inc.
750		750	4.0%, 5-15-10	715,772		715,772
			Virginia Electric and Power Company
	2,000	2,000	5.375%, 2-1-07		1,999,602	1,999,602
			Total	3,959,775	3,276,147	7,235,922

			Utilities -- Gas and Pipeline
			Tennessee Gas Pipeline Company
2,000		2,000	7.0%, 3-15-27	2,107,828		2,107,828

			Utilities -- Telephone
			Deutsche Telekom International Finance B.V.
1,500		1,500	8.0%, 6-15-10	1,624,250		1,624,250
			New York Telephone Company
750		750	6.7%, 11-1-23	751,963		751,963
			Pacific Bell
750		750	7.25%, 11-1-27	772,174		772,174
			SBC Communications Inc.
	500	500	5.58438%, 11-14-08		501,457	501,457
			Telefonos de Mexico, S.A. de C.V.
750		750	4.5%, 11-19-08	736,472		736,472
			Total	3,884,859	501,457	4,386,316

96,367	24,071	120,438	TOTAL CORPORATE DEBT SECURITIES -- 42.95%*	$97,375,873	$24,011,671	$121,387,544

			OTHER GOVERNMENT SECURITIES

			Brazil
			Federative Republic of Brazil (The)
500		500	9.25%, 10-22-10	565,000		565,000

			Canada
			Province de Quebec
1,500		1,500	7.14%, 2-27-26	1,795,826		1,795,826

			Japan
			Japanese Government 15 Year Floating Rate Bond (B)
JPY300,000	JPY 300,000		1.23%, 1-20-18	2,455,863		2,455,863

			Supranational
			Inter-American Development Bank
$1,000		$1,000	8.4%, 9-1-09	1,081,209		1,081,209

303,000	0	303,000	TOTAL OTHER GOVERNMENT SECURITIES -- 2.08%*	$5,897,898	$0	$5,897,898

			UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

			Agency Obligations
			Federal Home Loan Bank
	2,000	2,000	5.0%, 2-29-08		1,995,810	1,995,810
			Federal Home Loan Bank
2,000		2,000	5.75%, 12-13-13	1,987,944		1,987,944
			Federal Home Loan Mortgage Corporation
	2,000	2,000	3.625%, 9-15-08		1,953,806	1,953,806
			Federal Home Loan Mortgage Corporation
	2,500	2,500	5.0%, 10-18-10		2,501,005	2,501,005
			Federal Home Loan Mortgage Corporation
2,000		2,000	4.75%, 5-6-13	1,932,536		1,932,536
			Federal Home Loan Mortgage Corporation
5,054		5,054	5.0%, 12-14-18	4,934,887		4,934,887
			Federal Home Loan Mortgage Corporation
2,500		2,500	5.2%, 3-5-19	2,430,530		2,430,530
			Federal Home Loan Mortgage Corporation
2,500		2,500	5.5%, 8-20-19	2,475,580		2,475,580
			Federal National Mortgage Association
	2,000	2,000	4.25%, 7-15-07		1,989,420	1,989,420
			Federal National Mortgage Association
	2,000	2,000	5.3%, 3-20-09		1,998,480	1,998,480
			Federal National Mortgage Association
4,000		4,000	5.3%, 2-22-11	3,980,864		3,980,864
			Total	17,742,341	10,438,521	28,180,862

			Mortgage-Backed Obligations
			Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates
486		486	5.232%, 6-1-34	481,663		481,663
			Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates
1,447		1,447	5.699%, 7-1-36	1,455,511		1,455,511
			Federal Home Loan Mortgage Corporation Agency REMI C/CMO
	1,449	1,449	4.0%, 5-15-16		1,404,645	1,404,645
			Federal Home Loan Mortgage Corporation Agency REMI C/CMO
	787	787	3.5%, 12-15-16		751,995	751,995
			Federal Home Loan Mortgage Corporation Agency REMI C/CMO (Interest Only)
	609	609	5.5%, 7-15-17		6,477	6,477
			Federal Home Loan Mortgage Corporation Agency REMI C/CMO
1,000		1,000	5.0%, 5-15-19	970,774		970,774
			Federal Home Loan Mortgage Corporation Agency REMI C/CMO
1,049		1,049	5.0%, 7-15-19	1,022,318		1,022,318
			Federal Home Loan Mortgage Corporation Agency REMI C/CMO
1,500		1,500	5.0%, 5-15-23	1,451,899		1,451,899
			Federal Home Loan Mortgage Corporation Agency REMI C/CMO (Interest Only)
	3,221	3,221	5.5%, 10-15-23		162,616	162,616
			Federal Home Loan Mortgage Corporation Agency REMI C/CMO (Interest Only)
3,036		3,036	5.5%, 4-15-24	191,861		191,861
			Federal Home Loan Mortgage Corporation Agency REMI C/CMO (Interest Only)
1,115		1,115	5.5%, 4-15-24	46,064		46,064
			Federal Home Loan Mortgage Corporation Agency REMI C/CMO (Interest Only)
	2,000	2,000	5.0%, 6-15-24		158,831	158,831
			Federal Home Loan Mortgage Corporation Agency REMI C/CMO
	1,002	1,002	5.0%, 11-15-24		997,190	997,190
			Federal Home Loan Mortgage Corporation Agency REMI C/CMO
353		353	6.0%, 3-15-29	356,149		356,149
			Federal Home Loan Mortgage Corporation Agency REMI C/CMO (Interest Only)
1,746		1,746	5.0%, 7-15-29	202,363		202,363
			Federal Home Loan Mortgage Corporation Agency REMI C/CMO
635		635	7.5%, 9-15-29	662,414		662,414
			Federal Home Loan Mortgage Corporation Agency REMI C/CMO
500		500	4.0%, 2-15-30	482,043		482,043
			Federal Home Loan Mortgage Corporation Agency REMI C/CMO
878		878	4.25%, 3-15-31	850,037		850,037
			Federal Home Loan Mortgage Corporation Agency REMI C/CMO (Interest Only)
2,943		2,943	5.0%, 9-15-31	466,132		466,132
			Federal Home Loan Mortgage Corporation Agency REMI C/CMO
3,750		3,750	5.5%, 9-15-31	3,750,271		3,750,271
			Federal Home Loan Mortgage Corporation Agency REMI C/CMO
1,500		1,500	5.0%, 9-15-32	1,426,990		1,426,990
			Federal Home Loan Mortgage Corporation Agency REMI C/CMO
	890	890	5.5%, 5-15-34		892,028	892,028
			Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates
	1	1	7.0%, 8-1-07		559	559
			Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates
	848	848	4.5%, 5-1-10		837,385	837,385
			Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates
	1,334	1,334	4.0%, 6-1-14		1,288,296	1,288,296
			Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates
	98	98	5.5%, 1-1-17		98,226	98,226
			Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates
	110	110	5.5%, 5-1-17		109,919	109,919
			Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates
	1,105	1,105	4.5%, 1-1-18		1,067,980	1,067,980
			Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates
	1,113	1,113	4.5%, 4-1-18		1,076,019	1,076,019
			Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates
	1,441	1,441	4.5%, 3-1-19		1,390,173	1,390,173
			Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates
1,919		1,919	5.0%, 6-1-21	1,885,715		1,885,715
			Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates
2,500		2,500	6.0%, 9-1-21	2,533,646		2,533,646
			Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates
3,000		3,000	5.0%, 11-1-21	2,947,062		2,947,062
			Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates
2,654		2,654	5.0%, 7-1-25	2,580,988		2,580,988
			Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates
636		636	6.0%, 11-1-28	644,179		644,179
			Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates
121		121	6.5%, 10-1-31	124,212		124,212
			Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates
143		143	6.5%, 11-1-31	145,954		145,954
			Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates
308		308	6.0%, 2-1-32	311,341		311,341
			Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates
1,709		1,709	5.0%, 3-1-35	1,649,319		1,649,319
			Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates
1,381		1,381	5.5%, 10-1-35	1,366,535		1,366,535
			Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates
1,967		1,967	5.5%, 8-1-36	1,944,903		1,944,903
			Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates
4,000		4,000	5.63373%, 12-1-36	4,015,243		4,015,243
			Federal Home Loan Mortgage Corporation Non-Agency REMIC/CMO (Interest Only)
662		662	5.5%, 12-15-13	125,649		125,649
			Federal National Mortgage Association Agency REMIC/CMO
3,500		3,500	5.0%, 3-25-18	3,402,783		3,402,783
			Federal National Mortgage Association Agency REMIC/CMO (Interest Only)
956		956	5.0%, 3-25-18	73,194		73,194
			Federal National Mortgage Association Agency REMIC/CMO
2,173		2,173	5.0%, 6-25-18	2,139,172		2,139,172
			Federal National Mortgage Association Agency REMIC/CMO
	1,799	1,799	5.0%, 6-25-22		1,776,627	1,776,627
			Federal National Mortgage Association Agency REMIC/CMO
1,500		1,500	5.5%, 2-25-32	1,493,243		1,493,243
			Federal National Mortgage Association Agency REMIC/CMO
712		712	4.0%, 11-25-32	679,814		679,814
			Federal National Mortgage Association Agency REMIC/CMO
730		730	4.0%, 3-25-33	697,604		697,604
			Federal National Mortgage Association Agency REMIC/CMO
1,587		1,587	3.5%, 8-25-33	1,445,293		1,445,293
			Federal National Mortgage Association Agency REMIC/CMO (Interest Only)
5,420	5,420	10,840	5.5%, 11-25-36	1,471,979	1,471,979	2,943,958
			Federal National Mortgage Association Fixed Rate Pass-Through Certificates
	11	11	6.0%, 11-1-13		11,080	11,080
			Federal National Mortgage Association Fixed Rate Pass-Through Certificates
	12	12	7.0%, 10-1-14		12,595	12,595
			Federal National Mortgage Association Fixed Rate Pass-Through Certificates
	40	40	6.0%, 3-1-16		40,575	40,575
			Federal National Mortgage Association Fixed Rate Pass-Through Certificates
	37	37	6.0%, 3-1-16		37,084	37,084
			Federal National Mortgage Association Fixed Rate Pass-Through Certificates
925		925	5.5%, 1-1-17	928,193		928,193
			Federal National Mortgage Association Fixed Rate Pass-Through Certificates
	377	377	5.5%, 2-1-17		377,479	377,479
			Federal National Mortgage Association Fixed Rate Pass-Through Certificates
	605	605	5.5%, 1-1-18		606,283	606,283
			Federal National Mortgage Association Fixed Rate Pass-Through Certificates
	1,058	1,058	5.0%, 3-1-18		1,042,914	1,042,914
			Federal National Mortgage Association Fixed Rate Pass-Through Certificates
1,175		1,175	4.0%, 11-1-18	1,109,257		1,109,257
			Federal National Mortgage Association Fixed Rate Pass-Through Certificates
	1,148	1,148	5.0%, 6-1-20		1,129,015	1,129,015
			Federal National Mortgage Association Fixed Rate Pass-Through Certificates
795		795	5.5%, 10-1-23	793,274		793,274
			Federal National Mortgage Association Fixed Rate Pass-Through Certificates
2,714		2,714	5.0%, 4-1-24	2,642,814		2,642,814
			Federal National Mortgage Association Fixed Rate Pass-Through Certificates
109		109	6.0%, 12-1-28	110,441		110,441
			Federal National Mortgage Association Fixed Rate Pass-Through Certificates
1,207		1,207	6.0%, 4-1-33	1,218,066		1,218,066
			Federal National Mortgage Association Fixed Rate Pass-Through Certificates
2,378		2,378	5.5%, 6-1-33	2,354,023		2,354,023
			Federal National Mortgage Association Fixed Rate Pass-Through Certificates
2,500		2,500	5.59757%, 12-1-36	2,503,906		2,503,906
			Federal National Mortgage Association Non-Agency R EMIC/CMO
1,000		1,000	4.5%, 7-25-24	920,561		920,561
			Federal National Mortgage Association Non-Agency R EMIC/CMO
1,000		1,000	5.5%, 9-25-31	991,093		991,093
			Federal National Mortgage Association Non-Agency R EMIC/CMO
2,000		2,000	4.5%, 12-25-34	1,907,183		1,907,183
			Government National Mortgage Association Agency RE MIC/CMO (Interest Only)
3,269		3,269	5.5%, 6-20-28	247,738		247,738
			Government National Mortgage Association Agency RE MIC/CMO
585		585	5.0%, 1-20-32	576,373		576,373
			Government National Mortgage Association Fixed Rate Pass-Through Certificates
	12	12	6.5%, 1-15-14		12,598	12,598
			Government National Mortgage Association Fixed Rate Pass-Through Certificates
	15	15	7.5%, 3-15-15		16,001	16,001
			Government National Mortgage Association Fixed Rate Pass-Through Certificates
	53	53	6.0%, 8-15-16		54,224	54,224
			Government National Mortgage Association Fixed Rate Pass-Through Certificates
	120	120	6.0%, 12-15-16		121,878	121,878
			Government National Mortgage Association Fixed Rate Pass-Through Certificates
	156	156	5.5%, 1-15-17		156,481	156,481
			Government National Mortgage Association Fixed Rate Pass-Through Certificates
	88	88	6.0%, 1-15-17		88,989	88,989
			Government National Mortgage Association Fixed Rate Pass-Through Certificates
	210	210	5.5%, 7-15-17		211,139	211,139
			Government National Mortgage Association Fixed Rate Pass-Through Certificates
	146	146	5.5%, 10-15-17		147,014	147,014
			Government National Mortgage Association Fixed Rate Pass-Through Certificates
	749	749	5.0%, 12-15-17		740,574	740,574
			Government National Mortgage Association Fixed Rate Pass-Through Certificates
29		29	7.5%, 7-15-23	30,428		30,428
			Government National Mortgage Association Fixed Rate Pass-Through Certificates
147		147	7.5%, 12-15-23	153,143		153,143
			Government National Mortgage Association Fixed Rate Pass-Through Certificates
58		58	8.0%, 9-15-25	61,598		61,598
			Government National Mortgage Association Fixed Rate Pass-Through Certificates
18		18	7.0%, 7-20-27	18,371		18,371
			Government National Mortgage Association Fixed Rate Pass-Through Certificates
51		51	7.0%, 8-20-27	52,101		52,101
			Government National Mortgage Association Fixed Rate Pass-Through Certificates
	17	17	7.0%, 6-15-28		17,499	17,499
			Government National Mortgage Association Fixed Rate Pass-Through Certificates
95		95	6.5%, 5-15-29	97,261		97,261
			Government National Mortgage Association Fixed Rate Pass-Through Certificates
	26	26	7.0%, 7-15-29		27,113	27,113
			Government National Mortgage Association Fixed Rate Pass-Through Certificates
33		33	7.5%, 7-15-29	34,174		34,174
			Government National Mortgage Association Fixed Rate Pass-Through Certificates
	610	610	3.75%, 1-20-34		601,906	601,906
			Government National Mortgage Association Non-Agency REMIC/CMO
347		347	4.0%, 1-16-30	330,175		330,175
			United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2001-3 Class G
67		67	6.5%, 4-15-27	66,984		66,984
			United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2003-2 Class D
378		378	5.0%, 11-15-23	377,036		377,036
			United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2003-2 Class E
1,500		1,500	5.0%, 12-15-25	1,485,780		1,485,780
			Total	64,504,290	18,943,386	83,447,676

			Treasury Inflation Protected Obligation
			United States Treasury Note (C)
	500	500	3.0%, 7-15-12		577,511	577,511

			Treasury Obligations
			United States Treasury Bond
1,000		1,000	6.125%, 11-15-27	1,160,234		1,160,234
			United States Treasury Notes
1,250		1,250	5.0%, 7-31-08	1,252,051		1,252,051
			United States Treasury Notes
	2,000	2,000	4.75%, 11-15-08		1,997,422	1,997,422
			United States Treasury Notes
	2,000	2,000	3.125%, 4-15-09		1,929,218	1,929,218
			United States Treasury Notes
	2,000	2,000	4.0%, 6-15-09		1,965,546	1,965,546
			United States Treasury Notes
	2,500	2,500	4.0%, 3-15-10		2,447,557	2,447,557
			United States Treasury Notes
8,500		8,500	4.0%, 4-15-10	8,317,386		8,317,386
			United States Treasury Notes
5,500	2,000	7,500	5.0%, 2-15-11	5,568,750	2,025,000	7,593,750
			United States Treasury Notes
	1,000	1,000	5.0%, 8-15-11		1,013,984	1,013,984
			United States Treasury Notes
	1,000	1,000	4.375%, 8-15-12		985,625	985,625
			United States Treasury Notes
8,250		8,250	4.0%, 2-15-15	7,859,090		7,859,090
			Total	24,157,511	12,364,352	36,521,863

124,450	52,217	176,667	TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS -- 52.62%*	$106,404,142	$42,323,770	$148,727,912

			SHORT-TERM SECURITIES

			Finance Companies
			Caterpillar Financial Services Corp.
1,244	1,653	2,897	5.25%, 1-3-07	1,243,637	1,652,518	2,896,155
			Prudential Funding LLC
	1,000	1,000	5.24%, 1-18-07		997,525	997,525
				1,243,637	2,650,043	3,893,680

1,244	2,653	3,897	TOTAL SHORT-TERM SECURITIES -- 1.38%*	$1,243,637	$2,650,043	$3,893,680

525,061	78,941	604,002	TOTAL INVESTMENT SECURITIES -- 99.04%*	$210,921,550	$68,985,484	$279,907,034

			CASH AND OTHER ASSETS, NET OF LIABILITIES -- 0.96%*	1,982,303	735,370	2,717,673

			NET ASSETS -- 100%*	$212,903,853	$69,720,854	$282,624,707

* Represents the percentage of Pro Forma Combined net assets.

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the total value of these securities amounted to $4,281,656.

(B)Principal amount is denominated in the indicated foreign currency, where applicable (JPY - Japanese Yen)

(C)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

See Note 1 to pro forma combined financial statements for security valuation and other significant accounting policies concerning investments.

Pro Forma Combined Statement of Assets and Liabilities (Unaudited)
(000 omitted)
December 31, 2006
		Target Limited-Term Bond	Pro forma Adjustments		Pro Forma Combined
	Target Bond

ASSETS
Investment securities	210,922	68,985			279,907
Cash	0	1			1
Receivable for Investment securities sold	29	0			29
Receivable for dividends and interest	1,938	781			2,719
Receivable for portfolio shares sold	77	1			78

Total assets	212,966	69,768	0		282,734

LIABILITIES
Payable to Portfolio shareholders	15	28			43
Payable to affiliates	19	8			27
Other payables	28	11	25	(a)	68

Total liabilities	62	47	25		138

Net Assets	212,904	69,721	(25)		282,596

Net Assets	212,904	69,721	(25)	(a)	282,596
Outstanding Shares	40,359	12,712	504	(b)	53,575
Net asset value per share	$5.2752	$5.4845			5.2748
	5.28	5.48

Net Assets
Capital stock	40	13			53
Additional paid-in capital	214,758	70,732			285,490
Accumulated net realized loss on investments	(2,205)	(377)			(2,582)
Undistributed net investment income	83	88	(25)		142
Net unrealized appreciation (depreciation) on investments	228	(735)			(507)
Total Net Assets	212,904	69,721	(25)		282,596

(a) Cost of one time proxy, accounting, legal and other costs borne 50% by Waddell & Reed Investment Management Company.
(b) Share adjustment - removal of old shares and addition of new shares for net assets at NAV per share of each class of surviving fund.

See Notes to Pro Forma Combined Financial Statements.

The following unaudited Pro Forma Combined Statement of Operations for W&R Target Bond Portfolio and W&R Target Limited-Term Bond Portfolio has been derived from the respective Statements of Operations of W&R Target Bond Portfolio and W&R Target Limited-Term Bond Portfolio for the twelve months ended December 31, 2006. Such information has been adjusted to give effect to the Reorganization as if it had occurred on January 1, 2006, and reflects Pro Forma adjustments that are directly attributable to the transaction and are expected to have a continuing impact.

The unaudited Pro Forma Statement of Operations is presented for informational purposes only and does not purport to be indicative of the results of operations that would have occurred if the Reorganization had been consummated on January 1, 2006. The unaudited Pro Forma Financial Statements should be read in conjunction with the financial statements and related notes of the respective funds incorporated by reference in this Statement of Additional Information.

Pro Forma Combined Statement of Operations (Unaudited)
(000 omitted)
For the year ended December 31, 2006
		Target Limited-Term Bond	Pro forma Adjustments		Pro Forma Combined
	Target Bond

Investment Income
Income
Interest and amortization	11,159	3,204			14,363

Total income	11,159	3,204	0		14,363

Expenses
Investment management fee	1,097	360	(122)	(a)	1,335
Shareholder Servicing (Transfer Agency)	8	3			11
Service Fee	522	180			702
Distribution Fee					0
Accounting Service Fees	84	43	(36)	(b)	91
Custodian Fees	13	6			19
Audit Fees	10	8	(6)	(b)	12
Legal Fees	6	3			9
Other	47	19			66

Total expenses	1,787	622	(164)		2,245
Expense reimbursement	(21)	(8)	29	(a)	0
Net expenses	1,766	614	(135)		2,245

Net investment income	9,393	2,590	135		12,118

Realized and Unrealized Gain (Loss) on Investments

Realized net gain (loss) on securities	(2,116)	69	0		(2,047)
Realized net gain on swaps	16				16
Realized net gain on currency transactions	5				5
Unrealized appreciation in value of
investments during the period	1,432	127	0		1,559

Net gain (loss) on investments	(663)	196	0		(467)

Net increase in net assets resulting
from operations	8,730	2,786	135		11,651

(a) Based on adjusted management fee of 0.475%.
(b) Decrease due to economies of scale achieved by merging funds.

See Notes to Pro Forma Combined Financial Statements.

W&R TARGET BOND PORTFOLIO AND

W&R TARGET LIMITED-TERM BOND PORTFOLIO

NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS

DECEMBER 31, 2006

(Unaudited)

Note 1 - Significant Accounting Policies

W&R Target Bond Portfolio and W&R Target Limited-Term Bond Portfolio (the Portfolios) are registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. W&R Target Bond Portfolio's investment objective is to seek a reasonable return with emphasis on preservation of capital. W&R Target Limited-Term Bond Portfolio's investment objective is to provide a high level of current income consistent with preservation of capital. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of the pro forma combined financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which quotations are not readily available or are deemed not to be reliable because of significant events or circumstances identified between the closing of their principal markets and the closing of the New York Stock Exchange are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Portfolio's Board of Directors. Short-term debt securities, purchased with less than 60 days to maturity, are valued at amortized cost, which approximates market value. Short-term debt securities denominated in foreign currencies are valued at amortized cost in that currency.

B.
Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis.

C.
Federal income taxes -- It is each Portfolio's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Portfolio intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes.

D.
Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Portfolio on the business day following the record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, net operating losses and expiring capital loss carryovers. At December 31, 2006, Bond Portfolio reclassified $16,545 between Accumulated Undistributed Net Realized Gain and Accumulated Undistributed Net Investment Income.

E.
Recently issued accounting standards -- In June 2006, the Financial Accounting Standards (FASB) issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109 (FIN 48). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax position taken or expected to be taken by an entity, including mutual funds, in a tax return before being measured and recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. Each Portfolio will adopt FIN 48 during 2007 and its potential impact on each Portfolio's financial statements, if any, is currently being assessed by management. In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." SFAS No. 157 defines fair value for purposes of financial statement presentation, establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Each Portfolio will adopt SFAS No. 157 during 2008 and its potential impact, if any, on each Portfolio's financial statements is currently being assessed by management.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments To Affiliated Persons

Waddell & Reed Investment Management Company (WRIMCO), a wholly owned subsidiary of Waddell & Reed, Inc. (W&R), serves as investment manager for each Fund. WRIMCO provides advice and supervises investments for which services it is paid a fee. Until September 30, 2006, the fee was payable by each Portfolio at the following annual rates:

Fund	Net Assets Breakpoints	Annual Rate

Bond Portfolio	Up to $500 Million	0.525%
	Over $500 Million up to $1 Billion	0.500%
	Over $1 Billion up to $1.5 Billion	0.450%
	Over $1.5 Billion	0.400%

Limited-Term Bond Portfolio	Up to $500 Million	0.500%
	Over $500 Million up to $1 Billion	0.450%
	Over $1 Billion up to $1.5 Billion	0.400%
	Over $1.5 Billion	0.350%

After September 30, 2006, under terms of a settlement agreement reached in July 2006 (see Note 3), the fee is payable by each Portfolio at the following annual rates:

Fund	Net Assets Breakpoints	Annual Rate

Bond Portfolio	Up to $500 Million	0.485%
	Over $500 Million up to $1 Billion	0.500%
	Over $1 Billion up to $1.5 Billion	0.450%
	Over $1.5 Billion	0.400%

Limited-Term Bond Portfolio	Up to $500 Million	0.455%
	Over $500 Million up to $1 Billion	0.450%
	Over $1 Billion up to $1.5 Billion	0.400%
	Over $1.5 Billion	0.350%

These fees are accrued and paid daily.

During the fiscal year ended December 31, 2006, the following amounts were waived as a result of the reduced rates:

Bond Portfolio	$21,386
Limited-Term Bond Portfolio	7,979

Each Portfolio has an Accounting Services Agreement with Waddell & Reed Services Company (WRSCO), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in accounting services and assistance to each Portfolio and pricing daily the value of shares of each Portfolio. For these services, each Portfolio pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee

Average Net Asset Level (in millions)				Annual Fee Rate for Each Level
------------------------------				----------------------
From	$0	to	$10	$0
From	$10	to	$25	$11,500
From	$25	to	$50	$23,100
From	$50	to	$100	$35,500
From	$100	to	$200	$48,400
From	$200	to	$350	$63,200
From	$350	to	$550	$82,500
From	$550	to	$750	$96,300
From	$750	to	$1,000	$121,600
	$1,000 and Over			$148,500

Each Portfolio also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

Each Portfolio has adopted a Service Plan pursuant to Rule 12b-1 of the 1940 Act. Under the Plan, each Portfolio may pay a fee to W&R in an amount not to exceed 0.25% of the Portfolio's average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the provision of personal services to Policyowners and/or maintenance of Policyowner accounts.

Bond Portfolio and Limited-Term Bond Portfolio paid Directors' fees of $9,569 and $2,976, respectively, which are included in other expenses.

NOTE 3 - Regulatory and Litigation Matters

On July 24, 2006, WRIMCO, Waddell & Reed, Inc. and Waddell & Reed Services Company (collectively, Waddell & Reed) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC's cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review Waddell & Reed's supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the Waddell & Reed Advisors Funds, and that this may have caused some dilution in those Funds. Also, the SEC found that Waddell & Reed failed to make certain disclosures to the Waddell & Reed Advisors Funds' Boards of Directors and shareholders regarding the market timing activity and Waddell & Reed's acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among its conditions requires that Waddell & Reed: reduce the aggregate investment management fees paid by certain of the Waddell & Reed Advisors Funds and certain of the W&R Target Funds, Inc. (the Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions; bear the costs of an independent fee consultant to be retained by the Funds to review and consult regarding the Funds' investment management fee arrangements; and make additional investment management fee-related disclosures to Fund shareholders. The NYAG Settlement also effectively requires that the Funds implement certain governance measures designed to maintain the independence of the Funds' Boards of Directors and appoint an independent compliance consultant responsible for monitoring the Funds' and WRIMCO's compliance with applicable laws. In addition, Waddell & Reed has agreed to extend the reduction in the aggregate investment management fees paid by the Funds for an additional 5 years.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, requires Waddell & Reed to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Funds' Disinterested Directors. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due to market timing. Therefore, it is not currently possible to specify which particular Fund shareholders or groups of Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order will be available on the SEC's website at www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

W&R Target Funds, Inc.

PART C

OTHER INFORMATION

Item 15.	Indemnification

Reference is made to Section 7 of Article SEVENTH of the Articles of Incorporation of Registrant, as amended, filed July 1, 1998 as EX-99.B1-charter to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A*, to Paragraph 7 of the Distribution Contract between TMK/United Funds, Inc. and United Investors Life Insurance Company, dated April 4, 1997, filed by EDGAR on March 1, 2001 as EX-99.B(e)tmkdist to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*, and to Paragraph 12 of the Fund Participation Agreement with Nationwide Life Insurance Company, dated December 1, 2000, filed by EDGAR on March 1, 2001 as EX-99.B(e)tgtnwpart to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*, each of which provides for indemnification. Also refer to Section 2-418 of the Maryland General Corporation Law regarding indemnification of directors, officers, employees and agents.

Registrant undertakes to carry out all indemnification provisions of its Articles of Incorporation, Bylaws, and the above-described contracts in accordance with the Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of the Registrant of expenses incurred or paid by a director, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits:

	(1)(a)	Articles of Incorporation, as amended, filed July 1, 1998 as EX-99.B1-charter to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A*

	(1)(b)	Articles of Amendment, dated May 13, 1998, filed July 1, 1998 as EX-99.B1-tkartsup to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A*

	(1)(c)	Articles Supplementary, dated May 25, 1999, filed by EDGAR on April 29, 2002 as EX-99.B(a)tmkartsup1 to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A*

	(1)(d)	Articles Supplementary, dated July 19, 1999, filed by EDGAR on April 29, 2002 as EX-99.B(a)tmkartsup2 to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A*

	(1)(e)	Articles Supplementary, dated August 21, 1998, filed by EDGAR on April 29, 2002 as EX-99.B(a)tmkartsup3 to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A*

	(1)(f)	Articles Supplementary, dated February 18, 2000, filed by EDGAR on April 27, 2000 as EX-99.B(a)tgtsupp to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A*

	(1)(g)	Articles of Amendment, dated September 26, 2000, filed by EDGAR on March 1, 2001 as EX-99.B(a)tgtartamend1 to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

	(1)(h)	Articles of Amendment, dated November 15, 2000, filed by EDGAR on March 1, 2001 as EX-99.B(a)tgtartamend2 to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

	(1)(i)	Articles Supplementary, dated February 14, 2001, filed by EDGAR on March 1, 2001 as EX-99.B(a)tgtartsupp to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

	(1)(j)	Articles of Amendment, dated August 22, 2001, filed by EDGAR on April 29, 2002 as EX-99.B(a)tgtartamend1 to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A*

	(1)(k)	Articles of Amendment, dated November 14, 2001, filed by EDGAR on April 29, 2002 as EX-99.B(a)tgtartamend2 to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A*

(1)(l)
Articles of Amendment for Reallocation of Shares, dated November 13, 2002, filed by EDGAR on June 10, 2003 as EX-99.B(a)tgtartamend to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A*

(1)(m)
Articles of Amendment for Reallocation of Shares, dated March 26, 2003, filed by EDGAR on June 10, 2003 as EX-99.B(a)tgtartamend2 to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A*

	(1)(n)	Articles Supplementary, dated May 22, 2003, filed by EDGAR on June 10, 2003 as Ex-99.B(a)tgtartsup to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A*

	(1)(o)	Articles Supplementary, dated September 19, 2003, filed by EDGAR on November 19, 2003 as Ex-99.B(a)tgtartsup2 to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A*

	(1)(p)	Articles Supplementary, dated November 19, 2003, filed by EDGAR on November 19, 2003 as Ex-99.B(a)tgtartsup3 to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A*

(1)(q)
Articles Supplementary for Reallocation of Shares, dated February 18, 2004, filed by EDGAR on March 2, 2005 as Ex-99.B(a)tgtartsup4 to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A*

(1)(r)
Articles of Amendment for name changes, dated November 23, 2004, filed by EDGAR on March 2, 2005 as Ex-99.B(a)tgtartamend3 to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A*

(1)(s)
Articles Supplementary for Reallocation of Shares, dated February 4, 2005, filed by EDGAR on March 2, 2005 as Ex-99.B(a)tgtartsup5 to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A*

(1)(t)
Articles Supplementary for Reallocation of Shares to add Energy Portfolio, filed by EDGAR on February 15, 2006 as Ex-99.B(a)tgtartsup6 to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A*

	(2)(a)	Bylaws filed April 29, 1996 as EX-99.B2-tmkbylaw to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A*

	(2)(b)	Amendment to Bylaws, dated February 10, 1999, filed by EDGAR on March 1, 1999 as EX-99.B(b)-bylaw2 to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A*

	(2)(c)	Amendment to Bylaws, dated May 17, 2000, filed by EDGAR on March 1, 2001 as EX-99.B(b)tgtbylawamend1 to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

	(2)(d)	Amendment to Bylaws, dated August 16, 2000, filed by EDGAR on March 1, 2001 as EX-99.B(b)tgtbylawamend2 to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

	(2)(e)	Amendment to Bylaws, dated November 19, 2003, filed by EDGAR on November 19, 2003 as EX-99.B(b)tgtbylawamend3 to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A*

	(3)	Not applicable

(4)
Form of Plan of Reorganization and Termination by W&R Target Funds, Inc., on behalf of W&R Target Limited-Term Bond Portfolio and W&R Target Bond Portfolio (filed as Appendix A to Part A of the registration statement)

	(5)	See Articles Fifth and Seventh of Exhibit (1)(a), above, as amended, and Articles I and IV of Exhibit (2)(a), above, as amended

(6)(a)
Investment Management Agreement, as amended and restated August 21, 2002, and further amended November 9, 2005, reflecting the addition of the Energy Portfolio, filed by EDGAR on February 15, 2006 as EX-99.B(d)tgtima1amend to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A*

(6)(b)
Investment Management Agreement with respect to International Value Portfolio, Micro Cap Portfolio and Small Cap Value Portfolio, as amended November 9, 2005, filed by EDGAR on February 15, 2006 as EX-99.B(d)tgtima2amend to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A*

(6)(c)
Investment Management Agreement with respect to Mortgage Securities Portfolio and Real Estate Securities Portfolio, amended and restated as of November 10, 2004 to add Global Natural Resources Portfolio, and further amended November 9, 2005, filed by EDGAR on February 15, 2006 as EX-99.B(d)tgtima3amend to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A*

(6)(d)
Subadvisory Agreement between Waddell & Reed Investment Management Company and Wall Street Associates, as amended and approved August 20, 2003, filed by EDGAR on September 19, 2003 as EX-99.B(d)tgtsubadv1r to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A*

(6)(e)
Subadvisory Agreement between Waddell & Reed Investment Management Company and Templeton Investment Counsel, Inc., as amended and approved August 20, 2003, filed by EDGAR on September 19, 2003 as EX-99.B(d)tgtsubadv2r to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A*

(6)(f)
Subadvisory Agreement between Waddell & Reed Investment Management Company and State Street Research & Management Company, as amended and approved August 20, 2003, filed by EDGAR on September 19, 2003 as EX-99.B(d)tgtsubadv3r to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A*

(6)(g)
Subadvisory Agreement between Waddell & Reed Investment Management Company and Advantus Capital Management, Inc. filed by EDGAR on April 28, 2004 as EX-99.B(d)tgtsubadv4 to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A*

(6)(h)
Subadvisory Agreement between Waddell & Reed Investment Management Company and Mackenzie Financial Corporation, filed by EDGAR on March 2, 2005 as EX-99.B(d)tgtsubadv5 to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A*

(7)(a)
Distribution Contract between TMK/United Funds, Inc. and United Investors Life Insurance Company, dated April 4, 1997, filed by EDGAR on March 1, 2001 as EX-99.B(e)tmkdist to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

(7)(b)
Agreement Amending Distribution Contract, dated March 3, 1998, reflecting termination of the agreement as of December 31, 1998 filed by EDGAR on March 1, 2001 as EX-99.B(e)tmkterm1 to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

(7)(c)
Agreement Amending Distribution Contract, effective December 31, 1998, to rescind the provision to terminate the agreement filed by EDGAR on March 1, 2001 as EX-99.B(e)amnddist to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

	(7)(d)	Letter Agreement, dated July 8, 1999, filed by EDGAR on March 1, 2001 as EX-99.B(e)amendpua to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

	(7(e)	Limited Selling Agreement, dated May 16, 2001, filed by EDGAR on April 29, 2002 as EX-99.B(e)tgtuilicsel to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A*

(7)(f)
Fund Participation Agreement with Nationwide Life Insurance Company, dated December 1, 2000, filed by EDGAR on March 1, 2001 as EX-99.B(e)tgtnwpart to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A*

(7)(g)
Fund Participation Agreement with Minnesota Life Insurance Company, dated September 19, 2003, filed by EDGAR September 19, 2003 as EX-99.B(e)tgtmlipart to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A*

(7)(h)
Fund Participation Agreement with Minnesota Life Insurance Company, dated December 12, 2003, filed by EDGAR on April 28, 2005 as EX-99.B(e)tgtmlipart2 to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A*

(7)(i)
Fund Participation Agreement with Northstar Life Insurance Company, dated April 30, 2004, filed by EDGAR on April 28, 2005 as EX-99.B(e)tgtnstrpart to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A*

	(8)	Not applicable

(9)(a)
Custodian Agreement for W&R Target Funds, Inc. on behalf of each of its Portfolios, filed by EDGAR on September 5, 2003 as EX-99.B(g)tgtca to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A*

(9)(b)
Appendix B to the Custodian Agreement, amended to include Global Natural Resources Portfolio and Mid Cap Growth Portfolio, filed by EDGAR on March 2, 2005 as EX-99.B(g)tgtcaexb to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A*

(9)(c)
Appendix B to the Custodian Agreement, amended November 9, 2005 to include Energy Portfolio, filed by EDGAR on April 3, 2006 as EX-99.B(g)tgtcaexb2 to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A*

(9)(d)
Rule 17f-5 Delegation Agreement for W&R Target Funds, Inc. on behalf of each of its Portfolios, filed by EDGAR on March 2, 2005 as EX-99.B(g)mcgpcadel to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A*

	(10)(a)	Service Plan filed by EDGAR on March 1, 1999 as EX-99.B(m)-tmksp to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A*

	(10)(b)	Service Plan, as revised May 16, 2001, filed by EDGAR on April 29, 2002 as EX-99.B(m)tgtsp to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A*

	(11)	Opinion and Consent of Counsel

	(12)	Opinion and Consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP on Tax Matters and Consequences with respect to W&R Target Bond Portfolio (to be filed in a subsequent filing)

(13)(a)
Accounting Services Agreement, as amended and restated and effective July 1, 2003, filed by EDGAR on November 19, 2003as EX-99.B(h)tgtasa to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A*

(13)(b)
Appendix A to the Accounting Services Agreement, amended November 9, 2005 to include Energy Portfolio, filed by EDGAR on April 3, 2006 as EX-99.B(g)tgtasaappa to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A*

	(13)(c)	Transfer Agency Agreement with Waddell & Reed Services Company, filed by EDGAR on November 19, 2003 as EX-99.B(h)tgtta to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A*

	(13)(d)	Agreement between United Investors Life Insurance Company and Income Portfolio filed April 21, 1992 as Exhibit No. 13 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A*

(13)(e)
Agreement between United Investors Life Insurance Company and International Portfolio, Small Cap Portfolio, Balanced Portfolio and Limited-Term Bond Portfolio filed February 15, 1995 as EX-99.B13-tmkuil to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A*

(13)(f)
Agreement between United Investors Life Insurance Company and Asset Strategy Portfolio filed October 3, 1995 as EX-99.B13-tmkuilasp to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A*

(13)(g)
Agreement between United Investors Life Insurance Company and Science and Technology Portfolio filed October 31, 1996 as EX-B.13-tmkuilst to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A*

	(13)(h)	Service Plan filed by EDGAR on March 1, 1999 as EX-99.B(m)-tmksp to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A*

	(13)(i)	Service Plan, as revised May 16, 2001, filed by EDGAR on April 29, 2002 as EX-99.B(m)tgtsp to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A*

	(14)	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm, with respect to W&R Target Funds, Inc.

	(15)	Not applicable

(16)
Power of Attorney appointing Henry J. Herrmann, Kristen A. Richards and Daniel C. Schulte as attorneys and agents of W&R Target Funds, Inc. filed by EDGAR on, March 23, 2007 as Exhibit 16 to the Registration Statement on Form N-14*

	(17)(a)	Code of Ethics, as amended May 25, 2005, filed by EDGAR on April 3, 2006 as EX-99.B(p)code to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A*

	(17)(b)	Code of Ethics pursuant to the Sarbanes-Oxley Act of 2002, filed by EDGAR on November 19, 2003 as EX-99.B(p)code-so to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A*

	(17)(c)	Code of Ethics for Advantus Capital Management, Inc. filed by EDGAR on April 28, 2005 as EX-99.B(p)(9) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A*

	(17)(d)	Code of Ethics for BlackRock, Inc. filed by EDGAR on April 28, 2005 as EX-99.B(p)blackrockcode to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A*

	(17)(e)	Code of Ethics for Franklin Templeton Investments filed by EDGAR on April 28, 2005 as EX-99.B(p)(7) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A*

	(17)(f)	Code of Ethics for Mackenzie Financial Corporation filed by EDGAR on April 28, 2005 as EX-99.B(p)mackenziecode to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A*

	(17)(g)	Code of Ethics for Wall Street Associates filed by EDGAR on April 28, 2005 as EX-99.B(p)wallstreetcode to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A*

	(17)(h)	Form of Proxy Card

	(17)(i)	Prospectus for the Acquiring Fund and the Acquired Fund dated May 1, 2007

	(17)(j)	Statement of Additional Information for the Acquiring Fund and the Acquired Fund dated May 1, 2007

	(17)(k)	Annual Report for the Acquiring Fund and the Acquired Fund dated December 31, 2006 filed by EDGAR on, March 23, 2007 as Exhibit (17)(g) to the Registration Statement on Form N-14*

	(17)(l)	Form of Buckslip

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

---------------------------------
*Incorporated herein by reference

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the city of Overland Park, and State of Kansas, on the 5th day of June, 2007.

W&R TARGET FUNDS, INC.
(Registrant)
By /s/ Henry J. Herrmann
Henry J. Herrmann, President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated above.

Signatures	Title

/s/David P. Gardner*	Chairman and Director
David P. Gardner

/s/Henry J. Herrmann	President and Director
Henry J. Herrmann

/s/Joseph W. Kauten	Vice President, Treasurer and
Joseph W. Kauten	Principal Accounting Officer

/s/James M. Concannon*	Director
James M. Concannon

/s/John A. Dillingham*	Director
John A. Dillingham

/s/Linda K. Graves*	Director
Linda K. Graves

/s/Joseph Harroz, Jr.*	Director
Joseph Harroz, Jr.

/s/John F. Hayes*	Director
John F. Hayes

/s/Glendon E. Johnson*	Director
Glendon E. Johnson

/s/Frank J. Ross, Jr.*	Director
Frank J. Ross, Jr.

/s/Eleanor B. Schwartz*	Director
Eleanor B. Schwartz

*By /s/Kristen A. Richards	ATTEST: /s/Megan E. Bray
Kristen A. Richards	Megan E. Bray
Attorney-in-Fact	Assistant Secretary